Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.71%(a)
Alabama–3.62%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.75%	06/01/2045	$ 3,250	$ 3,633,500
Series 2016, RB	6.00%	06/01/2050	5,400	6,097,896
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (b)	5.00%	01/01/2042	12,750	15,115,890
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (c)	4.00%	12/01/2025	30,000	33,568,200
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB (d)	5.75%	10/01/2049	8,500	9,167,590
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (e)	5.50%	01/01/2043	21,290	15,272,807
Series 2008 A, RB (e)	6.88%	01/01/2043	4,470	3,865,030
Series 2011 A, RB (e)	7.50%	01/01/2047	2,600	2,248,194
Series 2012 A, RB (e)	5.63%	01/01/2042	6,575	4,719,930
Jefferson (County of), AL;
Series 2013 C, Wts. (INS -AGM)(f)(g)	6.50%	10/01/2038	7,000	6,843,550
Series 2013 C, Wts. (INS -AGM)(f)(g)	6.60%	10/01/2042	11,700	11,393,928
Series 2013 F, Revenue Wts. (f)	7.50%	10/01/2039	27,640	26,795,598
Series 2013 F, Revenue Wts. (f)	7.75%	10/01/2046	95,055	91,713,817
Series 2013-F, Revenue Wts. (f)	7.90%	10/01/2050	65,400	62,991,318
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	10,000	14,098,700
Series 2016 A, RB (b)	5.00%	09/01/2046	24,000	33,836,880
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR (h)	4.50%	05/01/2032	8,500	9,326,370
Series 2019 A, Ref. IDR (h)	5.25%	05/01/2044	35,655	41,052,454
				391,741,652
Alaska–0.30%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	616,438
Series 2017 A, RB (b)	5.50%	10/01/2046	22,000	26,854,740
Northern Tobacco Securitization Corp.;
Series 2006 B, RB (i)	0.00%	06/01/2046	27,225	3,079,692
Series 2006 C, RB (i)	0.00%	06/01/2046	20,860	2,201,565
				32,752,435
American Samoa–0.14%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	15,344,273
Arizona–2.17%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB (h)	6.00%	07/01/2037	13,845	16,120,980
Series 2017, Ref. RB (h)	6.00%	07/01/2047	15,000	17,229,150
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB (h)	5.13%	07/01/2037	$ 1,180	$ 1,294,672
Series 2017 D, Ref. RB (h)	5.00%	07/01/2047	1,035	1,123,886
Series 2017 D, Ref. RB (h)	5.00%	07/01/2051	2,300	2,489,635
Series 2017 G, Ref. RB (h)	5.00%	07/01/2037	1,105	1,217,555
Series 2017 G, Ref. RB (h)	5.00%	07/01/2047	3,260	3,539,969
Series 2017 G, Ref. RB (h)	5.00%	07/01/2051	1,000	1,082,450
Series 2017-A, Ref. RB (h)	5.38%	07/01/2050	6,000	6,570,840
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa Campus and Red Rock Campus);
Series 2019 A, IDR (h)	5.00%	07/15/2039	1,325	1,457,752
Series 2019 A, IDR (h)	5.00%	07/15/2049	1,675	1,821,797
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.50%	01/01/2049	4,500	4,838,175
Series 2019 A, RB	5.00%	01/01/2054	4,500	5,017,905
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,966,612
Series 2019 B, RB	5.00%	01/01/2035	1,820	2,062,096
Series 2019 B, RB	5.00%	01/01/2049	2,125	2,317,992
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB (h)	5.70%	07/01/2047	9,730	10,677,702
Series 2016, RB (h)	5.80%	07/01/2052	4,920	5,412,640
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (h)	5.25%	07/01/2052	500	515,320
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB (h)	5.00%	07/01/2049	5,440	5,602,384
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB (h)	5.25%	12/15/2038	1,015	1,100,514
Series 2018 A, RB (h)	5.50%	12/15/2048	2,265	2,459,835
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2054	10,000	11,239,200
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,617,135
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	2,018,224
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,594,652
Series 2017, Ref. RB	5.00%	11/15/2045	8,390	8,950,452
Series 2018, RB	5.00%	11/15/2053	5,970	6,373,632
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB (h)	5.00%	07/01/2049	1,000	1,105,240
Series 2019, Ref. RB (h)	5.00%	07/01/2054	1,000	1,096,780
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB (h)	5.00%	07/01/2047	4,000	4,305,800
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,737,899
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,094,759
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB (h)	5.00%	07/01/2046	4,000	4,263,960
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,963,031
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (h)	6.75%	07/01/2044	5,250	6,052,095
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,843,571
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,660	1,660,681
Series 2006, RB	5.80%	12/01/2036	4,385	4,385,526
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB (h)	5.38%	06/15/2035	$ 2,370	$ 2,606,763
Series 2015, Ref. RB (h)	5.63%	06/15/2045	3,500	3,858,190
Series 2017, RB (h)	4.13%	06/15/2029	1,500	1,530,555
Series 2017, RB (h)	5.00%	06/15/2047	10,100	10,426,937
Series 2017, RB (h)	5.00%	06/15/2052	6,945	7,144,391
Series 2019, Ref. RB (h)	5.00%	06/15/2049	1,240	1,313,606
Series 2019, Ref. RB (h)	5.00%	06/15/2052	2,150	2,266,659
Pima (County of), AZ Industrial Development Authority (Coral Academy Science);
Series 2008 A, RB	7.13%	12/01/2028	1,970	1,973,842
Series 2008 A, RB	7.25%	12/01/2038	3,285	3,291,012
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,321,540
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. RB	6.00%	07/01/2043	250	249,370
Series 2013, Ref. RB	6.00%	07/01/2048	2,975	2,946,767
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB (h)	7.00%	07/01/2045	3,272	3,184,688
Series 2016 B, Ref. RB (j)	2.07%	07/01/2045	1,735	173,536
Series 2016 C, Ref. RB (j)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB (h)	7.00%	09/01/2037	3,358	3,361,795
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB (h)	7.13%	07/01/2027	719	719,590
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	145	145,084
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,877,309
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,364,286
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB (h)	6.13%	10/01/2047	1,400	1,597,148
Series 2017 A, RB (h)	6.13%	10/01/2052	1,400	1,592,122
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB	5.75%	07/01/2033	3,000	3,285,300
Series 2013, RB	6.00%	07/01/2043	3,625	3,960,312
University Medical Center Corp.; Series 2011, RB (c)(k)	6.00%	07/01/2021	2,600	2,793,180
				235,216,835
Arkansas–0.20%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB (d)(h)	4.50%	09/01/2049	20,000	21,281,200
California–11.50%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,369,360
Alhambra (City of), CA (Atherton Baptist Homes); Series 2010 A, RB (c)(k)	7.63%	01/01/2020	4,340	4,362,221
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (b)	5.00%	04/01/2056	21,000	24,985,590
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB (i)	0.00%	06/01/2033	13,745	6,383,453
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (i)	0.00%	06/01/2046	25,000	5,274,500
California (State of);
Series 2019, GO Bonds	4.00%	10/01/2044	6,835	7,851,091
Series 2019, GO Bonds	5.00%	10/01/2049	11,000	13,833,490
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (h)	5.00%	04/01/2049	8,800	9,783,312
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (Stanford University);
Series 2014 U-6, RB (b)	5.00%	05/01/2045	$ 15,000	$ 22,380,150
Series 2019 V-1, RB (b)	5.00%	05/01/2049	30,000	45,707,700
Series 2010, RB (b)	5.25%	04/01/2040	6,255	9,338,965
Series 2012 U-2, Ref. RB (b)	5.00%	10/01/2032	8,745	11,909,641
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB (b)	5.00%	11/01/2047	10,000	15,214,500
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,698,120
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB (h)	5.00%	11/01/2036	1,500	1,722,255
Series 2016 A, RB (h)	5.00%	11/01/2046	1,500	1,693,950
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB (h)	6.63%	01/01/2032	1,000	1,051,390
Series 2012, RB (h)	6.88%	01/01/2042	1,500	1,582,035
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, RB	5.75%	07/01/2030	5,945	6,388,854
Series 2012 A, RB	6.00%	07/01/2042	5,355	5,736,758
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB	5.00%	05/15/2052	1,375	1,643,483
California (State of) Pollution Control Finance Authority;
Series 2012, RB (d)(h)	5.00%	07/01/2037	13,500	14,439,060
Series 2012, RB (d)(h)	5.00%	11/21/2045	22,210	23,633,883
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, RB (Acquired 01/22/2016 - 09/25/2017; Cost $707,500)(d)(e)(h)	7.00%	12/31/2049	9,925	4,962,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority);
Series 2019, Ref. RB (h)	5.00%	07/01/2039	2,500	3,016,000
Series 2019, Ref. RB (h)	5.00%	11/21/2045	11,650	13,928,856
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,408,000
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. RB (h)	5.00%	08/01/2046	2,500	2,773,850
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,308,150
Series 2019 A, RB (h)	5.00%	06/01/2040	750	853,245
Series 2019 A, RB (h)	5.00%	06/01/2050	1,060	1,190,751
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2011, RB (c)(k)	7.25%	11/01/2021	1,500	1,676,400
Series 2011, RB (c)(k)	7.50%	11/01/2021	5,500	6,172,760
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,798,352
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, RB (Acquired 11/03/2015; Cost $755,000)(h)	6.75%	06/01/2045	6,700	7,094,965
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,721,838
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (h)	5.00%	06/01/2036	4,250	4,785,585
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	11,000	12,234,640
Series 2016 A, RB (h)	5.00%	12/01/2036	1,500	1,701,030
Series 2016 A, RB (h)	5.00%	12/01/2046	9,000	10,029,600
Series 2016 A, RB (h)	5.25%	12/01/2056	47,945	53,998,536
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB (h)	5.25%	07/01/2049	$ 375	$ 432,293
Series 2019, RB (h)	5.25%	07/01/2052	1,450	1,665,122
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	2,895	3,250,853
Series 2012, RB	6.00%	10/01/2047	1,785	2,000,717
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, RB	6.00%	05/01/2043	15,000	15,086,250
Series 2006 A, RB (i)	0.00%	06/01/2046	181,950	35,394,733
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. RB	5.13%	06/01/2038	9,380	9,406,076
Series 2005, Ref. RB	5.25%	06/01/2045	3,790	3,800,574
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,918,947
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,457,522
Eden (Township of), CA Healthcare District; Series 2010, Ref. COP (c)(k)	6.13%	06/01/2020	2,510	2,573,277
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	1,060	1,073,589
Series 2008, RB	6.75%	09/01/2028	2,550	2,584,298
Series 2008, RB	6.88%	09/01/2038	4,440	4,499,940
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS -AGM)(g)(i)	0.00%	01/15/2036	61,010	39,205,026
Series 2014 A, Ref. RB (INS -AGM)(g)(i)	0.00%	01/15/2037	20,000	12,341,600
Series 2014 A, Ref. RB (f)	6.85%	01/15/2042	5,000	5,259,900
Series 2014 A, Ref. RB	6.00%	01/15/2049	20,000	23,355,400
Series 2014 C, Ref. RB	6.50%	01/15/2043	10,750	12,655,007
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB (f)	5.30%	06/01/2037	47,000	48,913,840
Series 2007 B, RB (i)	0.00%	06/01/2047	185,000	30,993,050
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	40,470	41,639,988
Series 2018 A-1, Ref. RB	5.25%	06/01/2047	8,170	8,456,522
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB (i)	0.00%	06/01/2036	173,915	59,355,450
Series 2007 D, RB (i)	0.00%	06/01/2057	46,635	2,707,162
Los Angeles (City of) Department of Water & Power; Series 2012 B, RB (b)	5.00%	07/01/2043	66,530	72,915,550
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	240	241,255
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB (b)(d)(l)	5.25%	05/15/2048	26,000	31,532,540
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	4,490	6,958,961
Series 2009 B, RB	6.50%	11/01/2039	5,500	8,524,340
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (c)(k)	7.00%	08/01/2021	4,750	5,221,533
Regents of the University of California; Series 2014 AM, RB (b)	5.00%	05/15/2044	34,545	39,260,393
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	7,000	7,816,970
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS -AGM)(g)(i)	0.00%	08/01/2036	$ 7,650	$ 4,948,326
Series 2011 D, GO Bonds (INS -AGM)(g)(i)	0.00%	08/01/2037	13,130	8,163,052
Series 2011 D, GO Bonds (INS -AGM)(g)(i)	0.00%	08/01/2038	13,515	8,120,353
Series 2011 D, GO Bonds (INS -AGM)(g)(i)	0.00%	08/01/2039	13,895	8,057,710
Series 2011 D, GO Bonds (INS -AGM)(g)(i)	0.00%	08/01/2040	14,280	8,001,941
Series 2011 D, GO Bonds (INS -AGM)(g)(i)	0.00%	08/01/2041	14,080	7,601,933
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/2031	9,875	11,011,909
Series 2011, RB	7.50%	12/01/2041	21,980	24,201,519
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds (f)	5.25%	07/01/2042	10,000	8,330,900
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB (i)	0.00%	08/01/2036	5,710	2,445,536
Series 2013 C, RB (i)	0.00%	08/01/2038	2,000	749,480
Series 2013 C, RB (i)	0.00%	08/01/2043	17,000	4,717,160
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,901,530
Series 2014 B, Ref. RB	5.25%	01/15/2049	12,000	13,497,360
San Jose (City of), CA;
Series 2017 A, Ref. RB (b)(d)	5.00%	03/01/2041	10,000	11,797,700
Series 2017 A, Ref. RB (b)(d)	5.00%	03/01/2047	20,000	23,400,000
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB (d)	6.40%	12/01/2041	13,988	14,000,030
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (f)	6.63%	08/01/2042	4,080	4,122,881
Santee School District; Series 2006 D, GO Bonds (INS -AGC)(g)(i)	0.00%	08/01/2038	4,355	2,472,246
Savanna Elementary School District (Election of 2008); Series 2012 B, GO Bonds (INS -AGM)(f)(g)	6.75%	02/01/2052	7,500	7,344,825
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (i)	0.00%	06/01/2036	10,000	4,005,400
Series 2007 A, RB (i)	0.00%	06/01/2047	20,000	4,265,000
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,440,260
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,475,841
Series 2008 A, RB (i)	0.00%	12/01/2045	18,085	2,833,015
Series 2008 A, RB (i)	0.00%	12/01/2046	18,085	2,624,314
Series 2008 A, RB (i)	0.00%	12/01/2047	18,085	2,430,081
Series 2008 A, RB (i)	0.00%	12/01/2048	18,085	2,249,231
Series 2008 A, RB (i)	0.00%	12/01/2049	18,085	2,081,222
Series 2008 A, RB (i)	0.00%	12/01/2050	18,085	1,924,967
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,000	1,220,270
Series 2019, Ref. RB	5.00%	06/01/2048	7,500	8,675,430
Series 2019, Ref. RB (i)	0.00%	06/01/2054	19,300	2,955,023
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, RB (i)	0.00%	06/01/2046	30,000	5,372,100
University of California; Series 2017 M, RB (b)	5.00%	05/15/2047	50,890	61,106,168
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,555	3,570,500
Victor Valley Union High School District (Election of 2008); Series 2013 B, GO Bonds (c)(i)(k)	0.00%	08/01/2023	74,825	15,098,543
				1,244,351,253
Colorado–6.32%
Amber Creak Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	515	532,706
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Banning Lewis Ranch Metropolitan District;
Series 2018 A, GO Bonds	5.38%	12/01/2048	$ 2,500	$ 2,651,550
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	663,718
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, GO Bonds	6.13%	12/01/2045	1,025	1,056,785
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	5,285,450
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,170,957
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,320,313
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	537,741
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	10,449,500
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	691,695
Broadway Station Metropolitan District No. 2;
Series 2019 A, GO Bonds	5.13%	12/01/2048	4,000	4,241,080
Series 2019 B, GO Bonds (f)	7.50%	12/01/2048	7,075	4,399,447
Broadway Station Metropolitan District No. 3;
Series 2019, GO Bonds	5.00%	12/01/2049	5,000	5,128,900
Series 2019, GO Bonds (f)	7.50%	12/01/2049	20,000	11,253,400
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,408	6,453,369
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. GO Bonds (j)	6.25%	12/01/2032	3,330	2,697,300
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,000	1,047,750
Series 2018 A, Ref. GO Bonds	5.38%	12/01/2048	1,750	1,832,460
Series 2018 B, Ref. GO Bonds	7.63%	12/15/2046	1,226	1,252,469
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,230	3,370,731
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,848,927
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,982,972
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,687,355
Castle Oaks Metropolitan District No. 3;
Series 2017, Ref. GO Bonds	5.00%	12/01/2037	3,275	3,366,798
Series 2017, Ref. GO Bonds	5.00%	12/01/2047	9,265	9,490,417
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, Ref. RB (h)	5.00%	12/01/2047	7,000	7,369,810
Series 2018, Ref. RB	5.25%	12/01/2048	5,550	5,909,640
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	521,490
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,504,075
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,650	1,653,845
Series 2008, RB	6.50%	07/01/2038	1,000	1,002,190
Series 2013, RB	7.45%	08/01/2048	2,245	2,542,126
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,742,262
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	15,000	17,722,800
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	5,000	5,340,850
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.25%	05/15/2037	750	860,280
Series 2017 A, Ref. RB	5.25%	05/15/2047	3,500	3,935,155
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.00%	01/01/2044	21,000	23,334,780
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB	5.75%	12/01/2035	1,650	1,743,126
Series 2015 A, Ref. RB (h)	6.13%	12/01/2045	2,300	2,439,932
Series 2015 A, Ref. RB (h)	6.25%	12/01/2050	4,070	4,332,881
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB (c)(k)	6.00%	11/15/2020	$ 1,600	$ 1,672,624
Series 2010 A, RB (c)(k)	6.25%	11/15/2020	4,750	4,976,812
Series 2011, RB (c)(k)	5.75%	11/15/2021	1,000	1,088,040
Series 2011, RB (c)(k)	6.00%	11/15/2021	1,195	1,305,705
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	400	400,692
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,264,988
Series 2007 A, RB	5.30%	07/01/2037	5,815	5,821,920
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	4,500	4,616,910
Series 2019, RB	6.00%	01/15/2041	12,935	13,231,600
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.88%	12/01/2046	14,500	15,837,480
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds (f)	6.00%	12/01/2047	30,920	22,318,365
Series 2019 A-2, GO Bonds (f)	6.25%	12/01/2048	15,075	11,405,896
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,063,919
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	3,450	3,650,169
Series 2019, RB	5.00%	12/01/2043	1,750	1,822,520
Copperleaf Metropolitan District No. 2; Series 2019, GO Bonds	5.00%	12/15/2049	510	509,883
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,000	2,101,400
Subseries 2018 B, GO Bonds	7.50%	12/15/2048	820	856,720
Cornerstar Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2037	1,000	1,059,850
Series 2017 A, Ref. GO Bonds	5.25%	12/01/2047	2,600	2,754,050
Cottonwood Highlands Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,250	1,331,088
Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,143,122
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,255	1,289,952
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,170	2,192,785
Series 2019, GO Bonds	7.75%	12/15/2049	616	617,423
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,729,586
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	10,129,017
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,701,704
Denver (City & County of), CO;
Series 2018 A, RB (b)(d)	5.00%	12/01/2029	24,580	30,534,259
Series 2018 A, Ref. RB (b)(d)	5.25%	12/01/2043	17,500	21,297,500
Denver (City & County of), CO ; Series 2018 A, RB (b)(d)	5.00%	12/01/2036	25,865	31,267,423
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (d)	5.00%	10/01/2032	13,000	14,192,230
Denver (City of), CO Urban Renewal Authority (9th and Colorado Urban); Series 2018 A, RB (h)	5.25%	12/01/2039	9,000	9,628,110
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,273,455
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,929,256
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,416,035
Douglas (County of), CO Sierra Ridge Metropolitan District No. 2;
Series 2016 A, GO Bonds	5.50%	12/01/2046	2,000	2,100,920
Series 2016 B, GO Bonds	7.63%	12/15/2046	1,500	1,539,165
Elbert (County of), CO & Highway 86 Commercial Metropolitan District; Series 2008 A, RB (j)(m)	7.50%	12/01/2032	4,500	3,375,000
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, RB	7.50%	03/01/2040	4,526	4,556,234
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds (h)	6.00%	12/01/2049	$ 2,970	$ 3,019,955
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	895	919,756
Fourth Street Crossing Business Improvement District;
Series 2019 A, RB (h)	5.13%	12/01/2038	3,000	3,059,820
Series 2019 A, RB (h)	5.38%	12/01/2049	2,740	2,794,115
Series 2019 B, RB	8.00%	12/15/2049	700	711,900
Gardens at East Iliff Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,065	2,132,278
Series 2019 A, GO Bonds	8.50%	12/15/2049	680	682,380
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,133,098
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,074,246
Series 2017 B, RB	7.75%	12/15/2047	1,000	1,050,870
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds (h)	5.50%	12/01/2052	5,490	5,719,317
Haskins Station Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	690	713,888
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,125	1,145,025
Series 2019 B, Ref. GO Bonds	8.75%	12/15/2049	1,328	1,329,461
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,489,065
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,396,789
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,270	5,704,617
Johnston (Town of), CO Plaza Metropolitan District;
Series 2016 A, RB	5.25%	12/01/2036	4,000	4,088,000
Series 2016 A, RB	5.38%	12/01/2046	12,000	12,267,960
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,200	2,346,872
Series 2018 A, GO Bonds	5.25%	12/01/2047	3,470	3,698,846
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,889,632
Leyden Rock Metropolitan District No. 10; Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,046,494
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	6.75%	02/01/2022	150	150,111
Series 2003 A, RB	7.00%	02/01/2025	800	800,488
Series 2003 A, RB	7.00%	02/01/2038	6,200	6,201,488
Neu Towne Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,374,960
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,305,826
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,049,480
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	8,939,479
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,614,250
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	6,031,036
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	4,088,584
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,450,864
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	5,158,071
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,953,671
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	5,250	5,463,255
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,702,720
Prairie Center Metropolitan District No. 3 (Park & Recreation Improvements); Series 2018, RB	5.13%	12/15/2042	4,050	4,201,105
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	22,895	34,767,431
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds (j)	6.50%	12/01/2035	1,000	500,000
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,962,956
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	$ 1,080	$ 1,124,485
Sterling Ranch Community Authority Board; Series 2017 B, RB	7.50%	12/15/2047	6,500	6,809,725
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	8,044,856
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,749,690
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	3,370,938
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	5,448,586
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,597,984
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	5.00%	12/01/2049	2,125	2,265,186
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	3,380	3,473,660
Series 2019, GO Bonds	9.00%	12/15/2049	2,095	2,127,891
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds (f)	6.25%	12/01/2049	1,240	1,098,652
University of Colorado; Series 2014 A, RB (b)	5.00%	06/01/2046	16,835	19,625,906
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds (i)	0.00%	12/01/2037	93,562	28,285,707
Vista Ridge Metropolitan District; Series 2006 B, GO Bonds (c)(f)(k)	9.50%	12/01/2021	1,000	1,180,410
				683,706,674
Connecticut–0.38%
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,250	5,733,000
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (e)(j)	5.13%	10/01/2036	4,405	1,409,600
Hamden (Town of), CT (Whitney Center);
Series 2009 A, RB	7.75%	01/01/2043	10,815	10,869,724
Series 2009 C, RB (c)	5.50%	01/01/2022	2,000	2,002,260
Series 2019, Ref. RB	5.00%	01/01/2030	2,390	2,670,801
Series 2019, Ref. RB	5.00%	01/01/2050	9,000	9,665,010
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, RB (c)(k)	7.88%	04/01/2020	3,000	3,065,730
University of Connecticut;
Series 2019 A, RB	4.00%	11/01/2037	3,350	3,762,586
Series 2019 A, RB	4.00%	11/01/2038	1,985	2,223,736
				41,402,447
Delaware–0.26%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,361,106
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,420,902
Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	10,000	11,187,200
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB (h)	5.13%	07/01/2038	8,000	8,708,720
Series 2018, Ref. RB (h)	5.25%	07/01/2048	4,100	4,447,926
				28,125,854
District of Columbia–1.43%
District of Columbia;
Series 2009 B, Ref. RB (b)	5.00%	12/01/2025	16,165	16,166,778
Series 2014 C, GO Bonds (b)	5.00%	06/01/2038	21,000	24,076,290
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB (c)(k)	6.38%	03/01/2021	1,815	1,924,390
Series 2011, RB (c)(k)	6.63%	03/01/2021	5,150	5,494,638
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	7,097,860
District of Columbia (Gallaudet University); Series 2011, RB	5.50%	04/01/2041	3,000	3,154,560
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	$ 500	$ 545,595
Series 2017 A, RB	5.00%	07/01/2037	1,450	1,565,449
Series 2017 A, RB	5.00%	07/01/2042	1,250	1,340,713
Series 2017 A, RB	5.00%	07/01/2052	8,250	8,806,710
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,986,220
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB (i)	0.00%	06/15/2046	100,920	19,474,532
Series 2006 C, RB (i)	0.00%	06/15/2055	60,320	2,877,867
District of Columbia Water & Sewer Authority; Series 2013 A, RB (b)	5.00%	10/01/2044	27,000	30,881,250
District of Columbia Water & Sewer Authority (Green Bonds); Series 2017 A, RB (b)	5.00%	10/01/2052	20,000	23,669,600
				155,062,452
Florida–5.77%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/2044	11,500	10,003,850
Series 2014, RB	6.38%	11/15/2049	6,750	5,884,583
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	1,000	1,130,369
Series 2012 A, Ref. RB	8.00%	10/01/2042	2,500	2,815,824
Series 2012 A, Ref. RB	8.00%	10/01/2046	2,000	2,246,919
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2019, Ref. RB	5.00%	12/01/2034	1,400	1,728,692
Series 2019, Ref. RB	5.00%	12/01/2035	2,325	2,862,005
Series 2019, Ref. RB	5.00%	12/01/2036	3,945	4,842,290
Series 2019, Ref. RB	5.00%	12/01/2037	5,150	6,294,124
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,000	3,033,569
Series 2011 A, RB	8.13%	11/15/2041	11,200	11,269,887
Series 2011 A, RB	8.13%	11/15/2046	11,100	11,159,385
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,251,536
Series 2018 A, RB	5.00%	11/15/2048	3,190	3,618,289
Series 2018 A, RB	5.00%	11/15/2053	5,235	5,905,708
Broward (County of), FL;
Series 2017, RB (b)(d)	5.00%	10/01/2042	12,045	14,176,242
Series 2019 B, RB (d)	4.00%	09/01/2044	5,000	5,472,900
Buckeye Park Community Development District; Series 2008 A, RB (e)(j)	7.88%	05/01/2038	4,900	2,107,000
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB (h)	6.00%	07/01/2045	6,000	6,538,080
Series 2015, Ref. RB (h)	6.00%	07/01/2050	5,290	5,750,706
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB	4.00%	07/01/2038	2,750	2,761,000
Series 2018 A-1, RB	4.00%	07/01/2043	1,000	986,440
Series 2018 A-1, RB	4.13%	07/01/2053	2,000	1,994,520
Series 2018 B, RB	5.00%	07/01/2043	500	523,645
Series 2018 B, RB	5.00%	07/01/2053	1,100	1,139,215
Capital Trust Agency (Miami Community Charter School); Series 2010 A, RB	7.00%	10/15/2040	1,495	1,528,099
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB (h)	5.00%	07/01/2037	1,000	1,074,550
Series 2017, Ref. RB (h)	5.00%	07/01/2046	600	638,466
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB (h)	6.75%	12/01/2035	$ 5,405	$ 5,592,824
Series 2015, RB (h)	7.00%	12/01/2045	2,000	2,073,020
Series 2015, RB (h)	7.13%	12/01/2050	2,000	2,080,300
Capital Trust Agency (University Bridge LLC Student Housing); Series 2018 A, RB (h)	5.25%	12/01/2043	15,850	16,817,643
Capital Trust Agency Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB	5.00%	07/01/2048	5,660	5,987,714
Capital Trust Agency Inc. (University Bridge, LLC Student Housing); Series 2018 A, RB (h)	5.25%	12/01/2058	15,000	15,745,350
Capital Trust Agency, Inc. (University Bridge LLC); Series 2018 A, RB (h)	4.00%	12/01/2028	4,110	4,125,865
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB (d)(h)	5.00%	10/01/2049	2,420	2,630,782
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $5,485,328)(h)	8.13%	05/15/2044	5,560	5,289,395
Series 2014 A, RB (Acquired 12/16/2013 - 12/19/2013; Cost $987,159)(h)	8.25%	05/15/2049	44,570	42,398,104
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(h)	5.50%	05/15/2025	345	328,823
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(h)	6.25%	05/15/2035	875	832,694
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(h)	6.50%	05/15/2049	3,000	2,854,410
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,108,720
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB (c)(k)	7.25%	10/01/2021	14,000	15,504,860
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB (h)(i)(j)	0.00%	05/15/2037	2,235	843,386
Series 2017, Ref. RB (h)	6.38%	05/15/2037	2,705	2,518,058
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB (h)	6.00%	06/15/2032	4,250	4,397,390
Series 2012 A, RB (h)	6.13%	06/15/2043	4,250	4,366,408
Series 2015, RB (h)	6.13%	06/15/2046	14,035	15,365,658
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,450	2,457,840
Series 2012, RB	7.00%	10/01/2026	80	85,386
Series 2012, RB	7.25%	10/01/2041	595	635,317
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB (c)(d)(h)	6.38%	01/01/2026	43,980	41,760,769
Series 2019 A, Ref. RB (c)(d)(h)	6.50%	01/01/2029	17,000	16,085,910
Fort Myers (City of), FL; Series 2019 A, Ref. RB	4.00%	10/01/2044	3,500	3,919,090
Gramercy Farms Community Development District;
Series 2007 A-1, RB (e)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, RB (e)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. RB (f)(j)	6.75%	05/01/2039	22,830	10,958,400
Greater Orlando Aviation Authority; Series 2019 A, RB (d)	5.00%	10/01/2049	20,000	24,048,000
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.25%	04/01/2049	13,785	15,423,761
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	1,070	1,070,770
Lake (County of), FL (Lakeside at Waterman Village);
Series 2018 A, RB (h)	10.00%	10/31/2023	2,500	2,788,200
Series 2018 A, RB (h)	12.00%	10/31/2023	1,000	1,126,550
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB (h)	5.50%	07/15/2048	2,250	2,383,560
Series 2018 A, RB (h)	5.75%	07/15/2053	2,030	2,167,614
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,826,745
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,918,504
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	11,079,300
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	$ 1,880	$ 1,909,666
Series 2012, IDR	5.75%	06/15/2042	3,210	3,255,133
Miami-Dade (County of), FL;
Series 2009, RB (i)	0.00%	10/01/2035	12,000	7,665,000
Series 2009, RB (i)	0.00%	10/01/2042	42,215	20,328,211
Series 2019 A, RB (d)	5.00%	10/01/2049	18,000	21,574,260
Miami-Dade (County of), FL (Building Better Communities Program);
Series 2016 A, Ref. GO Bonds (b)	5.00%	07/01/2037	15,605	18,556,218
Series 2016 A, Ref. GO Bonds (b)	5.00%	07/01/2038	15,985	18,963,645
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2018 A, RB (b)	5.00%	04/01/2053	13,500	15,952,815
Series 2018 A, RB	5.00%	04/01/2053	3,400	4,017,746
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (c)(k)	6.00%	08/01/2020	365	376,348
Series 2010, Ref. RB (c)(k)	6.13%	08/01/2020	185	190,903
Series 2010, Ref. RB	6.00%	08/01/2030	135	138,860
Series 2010, Ref. RB	6.13%	08/01/2042	65	66,846
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,240	1,241,562
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,327,171
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,490
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,389
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,490
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,572
Orlando (City of), FL; Series 2014 A, RB (b)	5.00%	11/01/2039	20,305	23,610,248
Overoaks Community Development District; Series 2010 A-2, RB (f)	6.13%	05/01/2035	350	353,994
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,097,050
Pine Ridge Plantation Community Development District; Series 2006 A, RB	5.40%	05/01/2037	1,319	1,205,216
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB (k)	6.13%	09/15/2021	300	317,892
Series 2011 A, RB (c)(k)	7.13%	09/15/2021	3,250	3,571,620
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2049	2,350	2,614,986
Series 2019, Ref. IDR	5.00%	01/01/2055	2,520	2,796,570
Reunion East Community Development District;
Series 2002 A-2, RB (e)	7.38%	05/01/2033	145	2
Series 2005, RB (e)	5.80%	05/01/2036	1,716	17
Series 2015-1, RB	6.60%	05/01/2033	45	48,507
Series 2015-2, RB	6.60%	05/01/2036	1,605	1,730,078
Seminole (County of), FL Industrial Development Authority (Legacy Pointe at UCF);
Series 2016 A, RB (h)	10.00%	12/28/2021	5,350	7,036,106
Series 2018 A, RB (h)	10.50%	12/28/2021	1,400	1,502,494
St. Johns (County of), FL Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (c)(k)	6.00%	08/01/2020	4,000	4,125,720
Sterling Hill Community Development District; Series 2003 A, RB (j)(m)	6.20%	05/01/2035	1,375	866,046
Stonegate Community Development District; Series 2008, RB	8.13%	05/01/2039	4,230	4,282,790
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,468,600
Tampa Bay Water; Series 2001 A, RB (INS -NATL)(b)(g)	6.00%	10/01/2029	13,440	18,716,006
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Treeline Preserve Community Development District; Series 2007 A, RB (e)(j)	6.80%	05/01/2039	$ 4,895	$ 2,692,250
				624,764,560
Georgia–1.20%
Americus (City of) & Sumter (County of), GA Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/2033	3,950	4,389,201
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,828,000
Atlanta (City of), GA; Series 2015, Ref. RB (b)	5.00%	11/01/2040	37,555	43,511,974
Clayton (County of), GA Development Authority (Delta Air Lines, Inc.); Series 2009 A, RB	8.75%	06/01/2029	4,500	4,659,120
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC (c)(k)	6.00%	09/01/2020	2,200	2,279,662
Series 2010, RAC (c)(k)	6.13%	09/01/2020	5,510	5,714,586
Fulton (County of), GA Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2019 A, Ref. RB (h)	5.00%	04/01/2047	2,740	2,978,270
Series 2019 A, Ref. RB (h)	5.00%	04/01/2054	1,660	1,790,775
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	17,124,000
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2038	3,745	4,918,271
Series 2019 B, RB (c)	4.00%	12/02/2024	10,000	11,144,200
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (h)	5.00%	11/01/2047	8,480	9,395,331
Municipal Electric Authority of Georgia; Series 2019 A, Ref. RB	5.00%	01/01/2044	4,580	5,427,850
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System);
Series 2019 A, Ref. RB	4.00%	07/01/2039	2,500	2,746,475
Series 2019 A, Ref. RB	4.00%	07/01/2043	5,000	5,441,300
				130,349,015
Idaho–0.26%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (d)(e)(j)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/2044	10,440	11,663,359
Series 2014 A, RB	8.13%	10/01/2049	9,000	10,081,710
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2010 A, RB	6.25%	07/01/2040	1,000	1,014,060
Series 2010 A, RB	6.25%	07/01/2045	1,000	1,013,430
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, RB	6.00%	06/01/2038	750	751,478
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	19	20,878
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	578,692
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,156,379
Series 2014 B, Ref. RB (h)(i)	0.00%	07/01/2049	9,112	1,773,858
				28,053,844
Illinois–10.57%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (k)	5.60%	01/01/2023	3,580	3,584,045
Bolingbrook (Village of), IL;
Series 2005, RB (f)	6.25%	01/01/2024	3,745	3,693,956
Series 2005, RB (f)	6.00%	01/01/2026	4,500	4,353,210
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	4,204,440
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB (h)	6.25%	09/01/2045	4,000	4,444,520
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	$ 3,145	$ 3,567,877
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,446,786
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,407,700
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,450,434
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,858,614
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,831,950
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	12,052,779
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	424,793
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	447,968
Series 2011, COP	7.13%	05/01/2021	656	655,778
Series 2011, COP	7.13%	05/01/2025	18,885	18,886,322
Series 2012 A, GO Bonds	5.00%	01/01/2033	3,500	3,672,655
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,562,422
Series 2014, RB (b)	5.00%	01/01/2044	16,755	18,234,634
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,037,002
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,265,560
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	77,134,601
Series 2019 A, GO Bonds	5.50%	01/01/2049	12,785	15,107,523
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/2026	2,304	1,742,942
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.63%	12/01/2022	1,447	1,450,343
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB (b)(d)	5.00%	01/01/2047	27,500	31,634,350
Series 2017 D, RB (b)(d)	5.00%	01/01/2052	9,960	11,412,666
Series 2017 D, RB (d)	5.00%	01/01/2052	5,260	6,027,171
Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	6,000	7,087,800
Chicago (City of), IL Board of Education;
Series 2011 A, GO Bonds	5.00%	12/01/2041	23,015	23,921,561
Series 2012 A, GO Bonds	5.00%	12/01/2042	19,420	20,530,047
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,349,350
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	27,000	29,080,670
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2015 A, GO Bonds (b)	5.00%	12/01/2044	31,000	34,704,500
Series 2016 C, GO Bonds (b)	5.00%	12/01/2045	19,750	22,759,308
Chicago (City of), IL Transit Authority; Series 2014, RB (b)	5.25%	12/01/2049	27,000	30,210,840
Cook (County of), IL; Series 2018, RB (b)	5.25%	11/15/2036	7,750	9,338,440
Cook (County of), IL (Navistar International Corp.); Series 2010, RB	6.75%	10/15/2040	7,250	7,465,977
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,542,454
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	1,379	1,379,686
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB (f)	6.00%	03/01/2048	13,121	12,612,168
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	5,105	5,652,818
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,418,652
Series 2013, GO Bonds	5.50%	07/01/2033	10,520	11,545,595
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	12,160,015
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	35,550	39,852,261
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	7,145	8,209,534
Series 2016, Ref. GO Bonds	5.00%	02/01/2029	11,000	12,521,410
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	5,813,544
Series 2017 D, GO Bonds (b)(l)	5.00%	11/01/2023	33,000	36,269,310
Series 2017 D, GO Bonds	5.00%	11/01/2026	10,500	11,976,720
Series 2018 A, GO Bonds	6.00%	05/01/2027	9,650	11,765,859
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2018 A, GO Bonds	6.00%	05/01/2028	$ 6,000	$ 7,425,060
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	7,000	7,397,670
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2010, RB (c)(k)	7.13%	02/15/2020	1,710	1,730,127
Series 2010, RB (c)(k)	7.25%	02/15/2020	8,900	9,006,978
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (h)	6.00%	12/01/2045	3,715	3,932,959
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	6.00%	08/15/2026	2,925	2,927,779
Series 2006 A, RB	5.70%	08/15/2028	500	500,320
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,465,962
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	2,000	2,172,120
Series 2019 A, Ref. RB	5.00%	11/01/2040	4,910	5,249,526
Series 2019 A, Ref. RB	5.00%	11/01/2049	46,000	48,417,300
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/2042	10,700	11,165,236
Series 2012, Ref. RB	5.75%	05/15/2046	3,000	3,138,420
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	7,415,112
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	12,638,979
Illinois (State of) Finance Authority (Navistar International); Series 2010, RB	6.75%	10/15/2040	9,000	9,268,110
Illinois (State of) Finance Authority (Norwegian American Hospital, Inc.);
Series 2008, RB	7.63%	09/15/2028	2,900	2,939,382
Series 2008, RB	7.75%	09/15/2038	8,140	8,577,037
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	176	155,080
Series 2016 A, RB	6.24%	05/15/2038	10,797	9,531,812
Series 2016 A, RB	6.33%	05/15/2048	22,504	19,650,043
Series 2016 A, RB	6.44%	05/15/2055	23,587	20,598,745
Series 2016 B, RB	5.63%	05/15/2020	5,665	5,294,336
Series 2016, RB	2.00%	05/15/2055	7,144	215,392
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (c)(k)	7.00%	08/15/2023	12,210	14,540,034
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,465,384
Series 2015, Ref. RB	5.25%	05/15/2050	6,660	7,094,099
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	821,678
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,630,560
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	9,179,262
Series 2019 A, RB (h)	6.13%	04/01/2049	10,000	11,806,300
Series 2019 A, RB (h)	6.13%	04/01/2058	10,000	11,724,100
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,658,150
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,176,523
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2032	500	575,065
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,288,202
Series 2017, Ref. RB	5.25%	02/15/2047	2,870	3,094,147
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	2,750	2,929,383
Series 2011, Ref. RB	7.13%	10/01/2041	1,000	1,062,290
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	$ 27,000	$ 29,815,560
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	9,580	10,712,739
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	12,015,458
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB (h)	5.45%	01/01/2046	2,500	2,465,650
Series 2016 A, RB (h)	5.60%	01/01/2056	2,700	2,691,549
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS -NATL)(g)(i)	0.00%	12/15/2038	29,950	15,734,232
Series 2010 B-2, Ref. RB	5.00%	06/15/2050	1,000	1,010,530
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	8,015	8,109,978
Series 2010, RB (c)(k)	5.50%	06/15/2020	4,300	4,399,373
Series 2010, RB	5.50%	06/15/2050	44,020	44,599,303
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,098,340
Series 2012 B, RB (i)	0.00%	12/15/2051	13,165	3,893,022
Series 2012, RB (i)	0.00%	12/15/2050	35,755	11,050,083
Series 2015, RB (i)	0.00%	12/15/2052	26,000	7,353,840
Series 2017 B, Ref. RB (f)	4.95%	12/15/2047	3,000	2,016,450
Series 2017 B, Ref. RB (i)	0.00%	12/15/2054	20,000	5,186,600
Long Grove (Village of), IL (Sunset Grove); Series 2010, RB	7.50%	01/01/2030	2,880	2,938,838
Malta (Village of), IL (Prairie Springs); Series 2006, RB (j)(m)	5.75%	12/30/2025	1,800	576,000
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,029,220
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB (c)(k)	8.50%	06/01/2021	3,290	3,641,536
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (e)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB (c)(k)	6.00%	06/01/2021	17,050	18,263,789
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	17,547,300
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, RB	5.50%	12/01/2026	800	788,608
Series 2006, RB	5.85%	12/01/2036	3,000	2,912,070
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,075	1,075,054
United City of Yorkville (City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	3,415	3,416,093
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/2030	2,000	2,039,380
Series 2010, RB	7.25%	11/15/2040	3,300	3,369,762
Series 2010, RB	7.38%	11/15/2045	1,700	1,737,264
Series 2012, RB	6.00%	05/15/2042	5,975	6,792,977
				1,144,518,470
Indiana–1.19%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne);
Series 2017, RB (h)	6.63%	01/15/2034	1,625	1,793,123
Series 2017, RB (h)	6.75%	01/15/2043	1,625	1,782,560
Series 2017, RB (h)	6.88%	01/15/2052	1,850	2,026,915
Carmel (City of), IN (Barrington Carmel);
Series 2012 A, RB (e)	7.00%	11/15/2027	377	9,981
Series 2012 A, RB (e)	7.00%	11/15/2032	1,069	28,328
Series 2012 A, RB (e)	7.13%	11/15/2042	4,376	115,972
Series 2012 A, RB (e)	7.13%	11/15/2047	3,565	94,489
Chestertown (Town of), IN (Storypoint Chesterton); Series 2016 A-1, RB (h)	6.38%	01/15/2051	3,000	3,218,280
Crown Point (City of), IN (Wittenberg Village);
Series 2009 A, RB	8.00%	11/15/2029	3,100	3,103,534
Series 2009 A, RB	8.00%	11/15/2039	9,250	9,259,342
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	$ 5,785	$ 6,446,573
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB (b)	5.00%	12/01/2040	15,750	18,069,975
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB (h)	5.90%	07/01/2038	1,000	1,046,760
Series 2018 A, Ref. RB (h)	6.00%	07/01/2048	2,750	2,879,167
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, RB (d)	5.25%	01/01/2051	36,690	40,055,941
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039	7,145	7,462,238
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB	6.90%	12/01/2033	5,500	5,663,185
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB (d)	6.75%	01/01/2034	10,785	12,500,893
Series 2013, RB (d)	7.00%	01/01/2044	11,000	12,824,680
				128,381,936
Iowa–2.63%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (c)(k)	5.25%	06/15/2020	1,250	1,276,563
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	48,890	53,155,653
Series 2013, RB (h)	5.88%	12/01/2026	2,420	2,519,728
Series 2013, RB (h)	5.88%	12/01/2027	10,330	10,755,183
Series 2013, Ref. RB (c)	5.25%	12/01/2037	15,260	16,521,086
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2048	4,500	5,037,165
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (f)	5.60%	06/01/2034	31,350	31,390,128
Series 2005 C, RB	5.50%	06/01/2042	28,435	28,439,834
Series 2005 C, RB	5.63%	06/01/2046	33,390	33,395,676
Series 2005 D, RB (i)	0.00%	06/01/2046	181,600	34,393,224
Series 2005 E, RB (i)	0.00%	06/01/2046	225,990	29,534,633
PEFA, Inc.; Series 2019, RB (c)	5.00%	09/01/2026	32,000	37,980,160
				284,399,033
Kansas–0.39%
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	2,155	2,134,290
Series 2007, RB	5.50%	09/01/2026	2,835	2,741,218
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB (j)(m)	5.75%	12/01/2025	445	235,850
Series 2006 A, RB (j)	5.88%	12/01/2025	835	442,550
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB (j)(m)	5.88%	12/01/2025	1,000	730,000
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,100,460
Series 2013 III, Ref. RB	7.38%	12/15/2043	5,000	5,505,400
Wichita (City of), KS (Presbyterian Manors); Series 2019, Ref. RB	5.00%	05/15/2050	2,115	2,285,215
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,488,800
Series 2013 IV-A, RB	6.50%	05/15/2048	12,500	13,772,500
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,998,000
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,964,143
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	2,140	2,239,275
				41,637,701
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.04%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	$ 13,245	$ 14,934,930
Series 2016, Ref. RB	5.50%	02/01/2044	12,020	13,461,919
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	9,009,764
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.);
Series 2011, RB (c)(k)	7.00%	05/15/2021	2,500	2,706,650
Series 2011, RB (c)(k)	7.25%	05/15/2021	3,050	3,313,032
Series 2011, RB (c)(k)	7.38%	05/15/2021	1,000	1,088,030
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,684,736
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.);
Series 2000 B, RB (INS -NATL)(g)(i)	0.00%	10/01/2026	13,930	11,839,803
Series 2000 B, RB (INS -NATL)(g)(i)	0.00%	10/01/2027	12,955	10,681,527
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,550,520
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, RB (c)(k)	6.50%	06/01/2020	8,000	8,210,000
Kentucky (State of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,519,506
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,972,849
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB (f)	6.60%	07/01/2039	10,000	10,879,000
Series 2013 C, RB (f)	6.75%	07/01/2043	5,000	5,442,500
Series 2013 C, RB (f)	6.88%	07/01/2046	7,000	7,635,460
				112,930,226
Louisiana–1.18%
East Baton Rouge Sewerage Commission; Series 2019 A, Ref. RB	4.00%	02/01/2045	16,685	18,538,870
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,562,683
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,641,000
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	10,081,170
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa); Series 2018, RB (h)	5.65%	11/01/2037	4,295	4,825,089
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche Parish Gomesa); Series 2019, RB (h)	3.95%	11/01/2043	4,475	4,511,471
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha Project); Series 2018, Ref. RB (h)	5.38%	11/01/2038	3,330	3,707,222
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary Parish Gomesa); Series 2019, RB (h)	4.40%	11/01/2044	3,870	4,058,933
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series 2018 A, RB (h)	5.50%	11/01/2039	2,895	3,120,376
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	3,560	3,677,409
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	9,643,829
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation); Series 2017 A, Ref. RB	5.00%	10/01/2044	4,765	5,551,416
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa); Series 2019, RB (h)	4.63%	11/01/2038	2,080	2,233,026
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB (c)(k)	6.75%	05/01/2021	3,000	3,230,460
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. RB (c)(h)(k)	6.38%	12/01/2019	$ 26,250	$ 26,775,000
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB (b)(d)	5.00%	01/01/2048	17,750	20,325,348
				127,483,302
Maine–0.42%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,582,350
Series 2016 A, RB	5.00%	07/01/2046	3,705	4,121,812
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	16,300	17,474,578
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032	2,500	2,716,850
Series 2011, RB	6.75%	07/01/2036	3,425	3,668,107
Series 2011, RB	6.75%	07/01/2041	11,505	12,287,455
				45,851,152
Maryland–0.56%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,219,860
Brunswick (City of), MD (Brunswick Crossing); Series 2006, RB	5.50%	07/01/2036	18,165	18,169,359
Frederick (County of), MD (Jefferson Technology Park);
Series 2013 A, RB	7.25%	07/01/2043	3,580	3,796,232
Series 2013 B, RB (h)	7.13%	07/01/2043	5,245	5,294,618
Frederick (County of), MD (Urbana Community Development Authority); Series 2010 B, RB	5.50%	07/01/2040	7,951	8,088,155
Harford (County of), MD; Series 2011, RB	7.50%	07/01/2040	6,000	6,097,800
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	745,654
Series 2014, RB	6.10%	02/15/2044	1,420	1,476,218
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,912,572
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,628,115
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB (h)	5.13%	07/01/2039	1,300	1,443,689
Series 2018, RB (h)	5.25%	07/01/2048	2,100	2,330,538
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,392,075
Series 2017 B, RB	5.00%	11/01/2042	2,000	2,207,880
Series 2017 B, RB	5.00%	11/01/2047	2,250	2,476,260
				60,279,025
Massachusetts–1.42%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,867,302
Series 2019, RB	5.00%	06/15/2054	1,620	1,717,087
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS -AMBAC)(b)(g)	5.50%	08/01/2030	32,040	43,600,993
Series 2019 C, GO Bonds	5.00%	05/01/2041	20,000	24,895,200
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	5,015	7,128,221
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, RB	6.75%	10/01/2028	3,010	3,012,829
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,992,491
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (c)(k)	6.75%	01/01/2021	$ 1,000	$ 1,060,470
Series 2011 I, RB (c)(k)	6.88%	01/01/2021	4,610	4,894,944
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	1,970	1,972,187
Massachusetts (State of) Port Authority; Series 2019 C, RB (d)	5.00%	07/01/2049	12,480	15,071,098
University of Massachusetts Building Authority; Sr. Series 2017 1, RB (b)	5.25%	11/01/2047	36,580	45,119,235
				153,332,057
Michigan–1.43%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,801,458
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,591,490
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. RB	7.00%	11/15/2028	5,100	5,010,291
Series 2008, Ref. RB	7.13%	11/15/2043	7,700	7,323,470
Series 2017, RB (h)	7.50%	11/15/2044	4,930	4,815,723
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB	5.00%	07/01/2032	12,725	13,728,494
Detroit Community High School;
Series 2005, RB	5.65%	11/01/2025	735	640,707
Series 2005, RB	5.75%	11/01/2030	1,000	793,520
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,414,321
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. RB	5.63%	11/15/2032	3,500	3,772,300
Series 2012, Ref. RB	5.63%	11/15/2041	4,160	4,445,958
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-2, Ref. RB (d)	5.00%	07/01/2044	5,120	5,471,079
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	8,042,510
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,569,000
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	9,886,419
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. RB	5.75%	02/01/2033	4,750	4,805,385
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB (h)	5.00%	07/01/2036	1,970	2,103,290
Series 2016, RB (h)	5.00%	07/01/2046	1,000	1,053,760
Series 2016, RB (h)	5.00%	07/01/2051	2,000	2,101,620
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. RB (d)	7.50%	01/01/2021	700	699,293
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	40,145	40,363,790
Michigan Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	6,636,893
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	7,039,287
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	3,100	3,151,894
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB (h)	5.00%	07/01/2036	4,550	4,857,853
Series 2016 A, Ref. RB (h)	5.00%	07/01/2046	2,000	2,107,520
Series 2016 A, Ref. RB (h)	5.00%	07/01/2051	2,795	2,937,014
				154,164,339
Minnesota–1.41%
Anoka (City of), MN (The Homestead at Anoka, Inc.);
Series 2017, Ref. RB	5.00%	11/01/2046	1,500	1,606,065
Series 2017, Ref. RB	5.50%	11/01/2046	3,700	4,080,323
Anoka (County of), MN Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/2030	500	505,615
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,010,850
Apple Valley (City of), MN (Ecumen-Seasons at Apple Valley); Series 2010, RB (c)(k)	6.75%	03/01/2020	2,500	2,533,625
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	$ 375	$ 393,881
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, RB	8.00%	12/01/2025	1,450	1,490,846
Series 2010, RB	9.00%	12/01/2035	10,120	10,643,204
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	665	714,749
Series 2015, RB	5.50%	07/01/2040	2,250	2,397,487
Series 2015, RB	5.75%	07/01/2046	2,800	3,000,732
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,999,940
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,237,260
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,987,695
Series 2018, RB (h)	4.75%	08/01/2043	600	635,772
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2019, RB	5.00%	10/01/2040	1,000	1,235,430
Series 2019, RB	4.00%	10/01/2041	150	170,456
Series 2019, RB	4.00%	10/01/2044	1,500	1,686,465
Oak Park Heights (City of), MN (Oakgreen Commons);
Series 2010, RB (c)(k)	6.75%	08/01/2020	1,500	1,554,420
Series 2010, RB (c)(k)	7.00%	08/01/2020	3,000	3,112,950
Perham (City of), MN Hospital District (Perham Memorial Hospital & Home); Series 2010, RB (c)(k)	6.35%	03/01/2020	2,000	2,025,260
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,531,660
Rochester (City of), MN (Samaritan Bethany, Inc.);
Series 2009 A, Ref. RB (c)(k)	7.38%	12/01/2019	2,000	2,000,000
Series 2009 B, Ref. RB (c)(k)	7.38%	12/01/2019	1,555	1,555,000
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	5,419,250
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (c)(h)	6.00%	07/01/2027	26,750	27,938,770
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	546,905
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. RB	5.63%	03/01/2020	165	166,153
Series 2010, Ref. RB	6.50%	03/01/2029	885	889,691
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,849,100
Series 2015, RB	6.25%	10/01/2045	4,275	4,513,203
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,553,348
Series 2018, RB	5.13%	12/01/2049	7,560	8,286,667
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, RB	5.50%	09/01/2043	5,000	5,106,750
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,107,470
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,972,485
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	5,001,100
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, RB (c)(k)	6.63%	09/01/2021	1,500	1,640,295
Series 2011 A, RB	6.38%	09/01/2031	1,000	1,069,460
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,205,844
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	1,041,600
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,525,155
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	$ 3,355	$ 3,595,788
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,824,540
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,617,956
Series 2018 B, Ref. RB	6.75%	12/01/2025	595	608,977
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2054	500	548,660
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	426,712
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,345,610
Series 2017, Ref. RB	4.75%	11/01/2052	375	390,263
				152,301,437
Mississippi–0.07%
Mississippi Development Bank (Hancock County Gomesa); Series 2019, RB (h)	4.55%	11/01/2039	2,250	2,336,783
Tunica (County of), MS; Series 2019, RB	6.00%	10/01/2040	5,000	5,017,900
				7,354,683
Missouri–1.68%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB (e)(j)	7.20%	05/01/2049	5,250	1,785,000
Series 2002, RB (e)(j)	7.00%	12/31/2049	1,750	595,000
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB (j)	6.50%	10/01/2022	2,686	1,128,085
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, RB (j)	5.50%	04/01/2022	3,170	1,268,000
Series 2007 A, RB (j)	5.50%	04/01/2027	6,055	2,422,000
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB (j)	5.50%	04/01/2021	450	414,585
Dardenne Town Square Transportation Development District; Series 2006 A, RB (j)(m)	5.00%	05/01/2036	3,190	1,435,500
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB (j)(m)	5.75%	12/01/2028	1,250	225,000
Grundy (County of), MO Industrial Development Authority (Wright Memorial Hospital);
Series 2009, RB	6.45%	09/01/2029	1,000	1,001,320
Series 2009, RB	6.75%	09/01/2034	1,250	1,251,738
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB (h)	5.25%	12/01/2048	5,415	5,672,916
Series 2019 B, RB (h)	7.75%	12/15/2048	3,853	4,019,719
Kansas City (City of), MO Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, RB (d)	5.25%	10/15/2038	2,025	1,887,138
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS -AGM)(d)(g)	5.00%	03/01/2049	10,560	12,602,621
Series 2019 B, RB (d)	5.00%	03/01/2054	15,000	17,762,250
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB (d)	6.45%	05/01/2040	1,900	1,902,964
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB (h)	5.00%	02/01/2050	2,550	2,770,269
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2010 A, RB (c)(k)	8.00%	05/15/2020	7,000	7,211,960
Series 2010 A, RB (c)(k)	8.25%	05/15/2020	25,500	26,300,445
Series 2017 A, Ref. RB	5.25%	05/15/2050	9,000	10,018,620
Series 2017, Ref. RB	5.25%	05/15/2037	2,285	2,596,514
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB (h)	6.00%	06/01/2046	6,170	6,341,032
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,350	1,350,081
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB (h)	4.25%	12/01/2042	5,415	5,642,863
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB (b)	5.00%	11/15/2041	$ 6,210	$ 6,626,381
Series 2011 B, RB (b)	5.00%	11/15/2037	10,500	11,210,325
St. Joseph (City of), MO Industrial Development Authority (Living Community of St. Joseph); Series 2002, RB	7.00%	08/15/2032	6,055	6,056,150
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	2,500	2,725,075
St. Louis (County of), MO Industrial Development Authority (Friendship Village Chesterfield); Series 2012, RB (c)(k)	5.00%	09/01/2022	3,000	3,304,230
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	6,500	7,321,340
Series 2018 A, RB	5.13%	09/01/2049	3,975	4,475,055
Series 2018 A, RB	5.25%	09/01/2053	18,000	20,340,720
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	2,515	2,517,767
				182,182,663
Montana–0.03%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,087,560
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,493,350
				3,580,910
Nebraska–0.58%
Central Plains Energy Project (No. 3);
Series 2012, RB (n)	5.00%	09/01/2042	21,715	23,536,671
Series 2017 A, Ref. RB	5.00%	09/01/2042	20,000	27,550,400
Gage (County of), NE Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, RB (c)(k)	6.50%	06/01/2020	5,000	5,128,750
Series 2010 B, RB (c)(k)	6.75%	06/01/2020	6,000	6,161,820
				62,377,641
Nevada–0.47%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	3,030	3,037,424
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds (b)	5.00%	05/01/2048	16,650	20,091,722
Director of the State of Nevada Department of Business & Industry (Somerset Academy);
Series 2018 A, RB (h)	5.00%	12/15/2038	1,000	1,088,880
Series 2018 A, RB (h)	5.00%	12/15/2048	3,000	3,229,290
Las Vegas (City of), NV; Series 2016, RB (h)	4.38%	06/15/2035	4,000	3,961,240
Las Vegas (City of), NV Valley Water District; Series 2016 A, Ref. GO Bonds (b)	5.00%	06/01/2046	9,665	11,336,465
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC); Series 2017, RB (d)(h)	6.25%	12/15/2037	1,000	1,161,250
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB (h)(i)	0.00%	07/01/2058	36,500	5,280,090
Series 2018 D, Ref. RB (h)(i)	0.00%	07/01/2058	13,000	1,229,150
				50,415,511
New Hampshire–0.10%
National Finance Authority (Convanta); Series 2018 C, Ref. RB (d)(h)	4.88%	11/01/2042	7,500	7,955,175
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031	620	653,579
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,236,095
				10,844,849
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–4.75%
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	$ 10,000	$ 11,579,800
Series 2017 B, Ref. RB	5.00%	11/01/2024	27,780	32,070,343
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	27,991,614
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB (h)	5.00%	06/15/2049	1,110	1,192,384
Series 2019 A, RB (h)	5.00%	06/15/2054	725	773,176
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (d)	5.25%	09/15/2029	26,770	29,187,599
Series 2000 B, RB (d)	5.63%	11/15/2030	20,000	22,908,000
Series 2003, RB (d)	5.50%	06/01/2033	16,480	18,355,918
Series 2012, RB (d)	5.75%	09/15/2027	34,325	37,725,235
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,800	1,870,272
Series 2012 A, RB	6.10%	07/01/2044	3,950	4,074,860
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,387,111
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,545,090
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (d)	5.00%	10/01/2047	8,730	9,959,882
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (d)	5.38%	01/01/2043	23,610	26,410,382
Series 2013, RB (d)	5.63%	01/01/2052	22,695	25,465,152
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS -NATL)(g)(i)	0.00%	12/15/2031	46,780	33,363,028
Series 2008 A, RB (i)	0.00%	12/15/2035	13,000	7,863,830
Series 2009 A, RB (i)	0.00%	12/15/2038	63,105	33,589,529
Series 2010 A, RB (i)	0.00%	12/15/2029	2,110	1,589,780
Series 2010 A, RB (i)	0.00%	12/15/2030	8,620	6,259,154
Series 2010 A, RB (i)	0.00%	12/15/2031	10,965	7,700,500
Series 2010 A, RB (i)	0.00%	12/15/2036	45,555	26,411,878
Series 2011 A, RB	5.50%	06/15/2041	12,600	13,213,368
Series 2011 B, RB	5.00%	06/15/2042	9,225	9,595,292
Series 2012 AA, RB	5.00%	06/15/2038	10,000	10,641,700
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,926,212
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(c)(o)	2.30%	12/15/2021	5,000	5,028,300
Series 2018 A, Ref. RB	5.00%	12/15/2034	5,000	5,828,300
Series 2018 A, Ref. RB	5.00%	12/15/2036	7,500	8,707,500
Series 2019 BB, RB	4.00%	06/15/2050	12,500	12,995,250
Subseries 2016 A-1, RN	5.00%	06/15/2028	2,000	2,351,300
New Jersey (State of) Turnpike Authority;
Series 2017 B, Ref. RB (b)	5.00%	01/01/2040	11,000	13,273,150
Series 2019 A, RB (b)	5.00%	01/01/2048	23,425	28,363,459
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	25,000	27,640,500
				513,838,848
New Mexico–0.44%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,110,050
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,807,500
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	5.00%	07/01/2042	4,625	4,847,925
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	8,275	9,310,782
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, RB (c)(k)	6.13%	07/01/2020	$ 8,000	$ 8,223,760
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP- GNMA)	7.13%	12/15/2027	1,630	1,632,673
Winrock Town Center Tax Increment Development District 1; Series 2015, RB (h)	6.00%	05/01/2040	7,838	8,095,478
				48,028,168
New York–10.71%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,855	1,855,427
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (i)	0.00%	07/15/2034	14,345	8,982,696
Series 2009, RB (i)	0.00%	07/15/2044	23,805	9,849,081
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2052	5,000	5,447,350
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	10,001,900
Hudson Yards Infrastructure Corp.; Series 2017 A, RB (b)	5.00%	02/15/2039	21,060	25,266,735
Metropolitan Transportation Authority;
Series 2019 C, RB (INS -AGM)(g)	4.00%	11/15/2047	20,000	22,422,600
Series 2019 C, RB (INS -AGM)(g)	4.00%	11/15/2049	10,000	11,202,800
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	6,866	6,927,222
Series 2014 A, RB	6.70%	01/01/2049	26,628	26,330,202
Series 2014 B, RB	5.50%	07/01/2020	1,998	1,996,256
Series 2014 C, RB (e)	2.00%	01/01/2049	13,770	2,237,631
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	10,189,467
Series 2006 A-3, RB	5.13%	06/01/2046	61,730	61,596,663
Series 2006 B, RB (i)	0.00%	06/01/2046	105,990	21,626,200
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB (b)(d)	5.00%	10/15/2028	10,760	11,449,931
Two Hundred Series 2017, Ref. RB (b)	5.25%	10/15/2057	20,000	24,099,600
Two Hundred Seventh Series 2018, Ref. RB (b)(d)	5.00%	09/15/2029	22,235	27,601,862
Series 2011, RB (b)(d)	5.00%	10/15/2027	15,400	16,402,078
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	7,500	7,830,300
New York (City of), NY;
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	5,000	5,702,000
Subseries 2015 F-5, VRD GO Bonds (p)	0.98%	06/01/2044	7,000	7,000,000
Subseries 2016 A-1, GO Bonds (b)	5.00%	08/01/2038	31,010	36,808,250
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB (b)	5.00%	06/15/2047	16,470	18,071,378
Series 2014 BB, RB (b)	5.00%	06/15/2046	15,050	16,666,822
Series 2017 DD, RB (b)	5.25%	06/15/2047	14,150	17,207,391
Series 2017 EE, Ref. RB (b)	5.25%	06/15/2036	5,000	6,203,150
Series 2017 EE, Ref. RB (b)	5.25%	06/15/2037	5,000	6,181,300
Subseries 2012 A-1, VRD RB (p)	0.98%	06/15/2044	3,500	3,500,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB (b)	5.00%	05/01/2042	25,775	28,548,648
Subseries 2012 F-1, RB (b)	5.00%	05/01/2039	14,000	15,116,780
Subseries 2013, RB (b)	5.00%	11/01/2042	17,340	19,461,896
Subseries 2020 A-3, RB	4.00%	05/01/2044	15,000	16,871,250
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB (i)	0.00%	06/01/2038	65,990	22,115,229
Series 2005 S-2, RB (i)	0.00%	06/01/2050	30,000	4,590,000
Series 2005 S-3, RB (i)	0.00%	06/01/2055	225,000	13,659,750
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2014 C, RB (b)	5.00%	03/15/2041	$ 26,940	$ 30,580,941
Series 2018 E, RB (b)	5.00%	03/15/2045	35,050	42,662,510
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, RB (b)	5.00%	03/15/2031	15,000	15,721,050
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	49,100	56,990,861
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2045	10,000	11,191,200
New York City (City of), NY Transitional Finance Authority; Series 2019 B, RB	4.00%	07/15/2040	10,490	11,941,291
New York Convention Center Development Corp.; Series 2016 A, RB (i)	0.00%	11/15/2047	12,525	5,525,153
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB (h)	5.00%	11/15/2044	49,160	54,317,376
Series 2014, Class 2, Ref. RB (h)	5.38%	11/15/2040	2,500	2,819,000
Series 2014, Class 3, Ref. RB (h)	7.25%	11/15/2044	45,000	53,462,250
New York State Urban Development Corp.;
Series 2013 A-1, RB (b)	5.00%	03/15/2043	26,175	28,808,205
Series 2013 A-1, RB (b)	5.00%	03/15/2045	46,015	55,804,691
New York State Urban Development Corp. (Bidding Group); Series 2019 A, Ref. RB	4.00%	03/15/2046	10,000	11,239,400
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (d)	5.00%	08/01/2026	6,500	6,817,525
Series 2016, Ref. RB (d)	5.00%	08/01/2031	5,000	5,226,600
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (d)	5.00%	01/01/2030	3,275	3,943,558
Series 2018, RB (d)	5.00%	01/01/2033	5,000	5,948,250
Series 2018, RB (d)	5.00%	01/01/2034	5,000	5,936,900
Series 2018, RB (d)	5.00%	01/01/2036	7,970	9,418,149
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (d)	5.25%	01/01/2050	41,870	46,609,265
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB (d)(h)	4.75%	11/01/2042	2,390	2,525,011
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB (h)(i)	0.00%	08/15/2060	368,350	16,759,925
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	7,915	7,927,585
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,985	1,312,581
Series 2013 A, RB	5.00%	07/01/2038	5,700	3,769,125
Triborough Bridge & Tunnel Authority;
Series 2017 B, Ref. RB (b)	5.00%	11/15/2037	10,000	12,124,700
Series 2017 B, Ref. RB (b)	5.00%	11/15/2038	11,000	13,309,010
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	8,750	8,684,287
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (d)(h)	7.00%	06/01/2046	55,500	62,518,530
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,424	4,869,003
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,872,993
				1,159,656,770
North Carolina–0.73%
Charlotte-Mecklenburg Hospital Authority (The); Series 2007 B, Ref. VRD RB (p)	0.92%	01/15/2038	2,720	2,720,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (p)	0.92%	01/15/2037	4,300	4,300,000
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	3,750	4,207,837
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, RB	5.88%	01/01/2031	865	868,166
Series 2010 A, RB	6.00%	01/01/2039	1,520	1,525,700
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2049	4,400	4,882,988
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB (c)(k)	7.75%	03/01/2021	2,000	2,157,880
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Turnpike Authority (Triangle Expressway);
Series 2019, RB	4.00%	01/01/2055	$ 4,300	$ 4,666,317
Series 2019, RB (INS -AGM)(g)	4.00%	01/01/2055	4,000	4,399,040
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (b)	5.00%	10/01/2055	29,400	34,109,292
North Carolina Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,304,306
Series 2018 A, RB	5.00%	10/01/2048	13,080	14,251,314
				79,392,840
North Dakota–0.03%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	1,500	1,584,960
Series 2016, RB	5.20%	04/15/2046	2,000	2,095,820
				3,680,780
Ohio–5.20%
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,469,370
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.13%	06/01/2024	15,170	15,185,322
Series 2007 A-2, RB	5.38%	06/01/2024	945	947,032
Series 2007 A-2, RB	5.88%	06/01/2030	60,230	60,531,752
Series 2007 A-2, RB	5.75%	06/01/2034	5,000	5,008,650
Series 2007 A-2, RB	5.88%	06/01/2047	65,345	65,681,527
Series 2007 A-3, RB (f)	6.25%	06/01/2037	21,205	21,698,016
Series 2007 B, RB (i)	0.00%	06/01/2047	336,460	19,965,536
Butler (County of), OH Port Authority (Storypoint Fairfield);
Sr. Series 2017 A-1, RB (h)	6.38%	01/15/2043	2,175	2,352,089
Sr. Series 2017 A-1, RB (h)	6.50%	01/15/2052	7,075	7,637,604
Butler (County of), OH Port Authority (StoryPoint Fairfield); Sr. Series 2017 A-1, RB (h)	6.25%	01/15/2034	2,350	2,560,536
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	14,900	15,665,413
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (d)	5.38%	09/15/2027	4,190	4,201,397
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	5,000	5,728,200
Series 2017, Ref. RB	5.50%	02/15/2052	14,320	16,630,675
Series 2017, Ref. RB	5.00%	02/15/2057	19,295	21,378,860
Series 2017, Ref. RB	5.50%	02/15/2057	56,555	65,482,207
Darke (County of), OH Hospital Facilities (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	2,287,360
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	7,200	7,351,488
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	837,572
Series 2019, RB	5.00%	12/01/2044	2,500	2,935,075
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	34,920	39,162,431
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.50%	06/01/2042	7,200	7,794,504
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,419,065
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (c)(k)	6.25%	06/01/2021	5,850	6,288,048
Hickory Chase Community Authority; Series 2019, Ref. RB (h)	5.00%	12/01/2040	1,500	1,587,075
Lancaster (City of), OH Port Authority; Series 2019 A, Ref. RB (c)	5.00%	02/01/2025	7,000	8,125,740
Montgomery (County of), OH (St. Leonard);
Series 2010, Ref. RB	6.38%	04/01/2030	2,000	2,025,080
Series 2010, Ref. RB	6.63%	04/01/2040	6,500	6,591,325
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (h)	6.00%	04/01/2038	$ 4,445	$ 4,949,196
Series 2018 A, RB (h)	6.25%	04/01/2049	18,500	20,699,280
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	3,850	4,116,651
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	38,560	41,137,736
Series 2013, RB	5.00%	02/15/2048	3,120	3,322,332
Norwood (City of), OH (Cornerstone at Norwood);
Series 2006, RB	5.75%	12/01/2020	455	455,664
Series 2006, RB	6.20%	12/01/2031	7,340	7,345,138
Ohio (State of) Air Quality Development Authority; Series 2019, RB (d)(h)	5.00%	07/01/2049	19,500	21,544,770
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR (c)(e)	4.25%	09/15/2021	2,000	2,145,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (d)(h)	4.50%	01/15/2048	500	540,550
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(e)	4.38%	06/01/2022	3,500	3,753,750
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,906,258
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	7,036,646
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,189,224
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville);
Series 2016 A-1, RB (h)	6.13%	01/15/2034	2,000	2,168,060
Series 2016 A-1, RB (h)	6.25%	01/15/2043	5,000	5,370,100
Series 2016 A-1, RB (h)	6.38%	01/15/2051	4,000	4,291,040
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,329,700
				562,830,044
Oklahoma–1.66%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,370	2,696,000
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,980,018
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (e)(j)	5.75%	01/01/2027	2,430	1,530,900
Series 2012, Ref. RB (e)(j)	6.00%	01/01/2032	9,935	6,259,050
Series 2013, Ref. RB (e)(j)	5.75%	01/01/2037	12,750	8,032,500
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (b)(l)	5.50%	08/15/2052	33,500	40,106,535
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB	5.00%	08/01/2047	10,500	5,958,750
Series 2017, RB	5.00%	08/01/2052	20,000	11,350,000
Series 2017, RB	5.25%	08/01/2057	2,190	1,242,825
Oklahoma Development Finance Authority; Series 2018 B, RB (b)(l)	5.50%	08/15/2057	15,210	18,093,664
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB (e)	6.88%	11/01/2046	2,469	20,492
Series 2016 A, RB (e)	6.63%	11/30/2049	1,164	9,666
Series 2016 A, RB (e)	7.00%	11/01/2051	2,429	20,160
Series 2016 B-1, RB (e)	5.25%	11/30/2049	1,664	13,808
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 B, Ref. RB (d)	5.50%	06/01/2035	10,500	11,434,080
Series 2001 A, Ref. RB (d)	5.50%	12/01/2035	15,000	16,340,100
Series 2001 B, Ref. RB (d)	5.50%	12/01/2035	43,250	47,113,955
Tulsa (County of), OK Industrial Authority (Montereau, Inc.); Series 2010 A, RB (c)(k)	7.25%	05/01/2020	7,450	7,632,600
				179,835,103
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.09%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	$ 500	$ 581,000
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	575,080
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	3,108,352
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	269,938
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,149,061
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,504,962
				10,188,393
Pennsylvania–1.52%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,220	1,249,902
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, RB	6.75%	08/15/2035	1,135	1,165,736
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (c)(e)	4.38%	07/01/2022	925	992,063
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	12,545	14,216,245
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,427,787
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,400,977
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/2045	8,000	8,031,840
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,100,590
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,928,447
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,730,650
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,723,575
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,507,758
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,207	5,231,189
Series 2014 B, RB (f)	7.50%	02/01/2044	1,379	655,535
Series 2014 C, RB (i)	0.00%	02/01/2044	4,122	1,113
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2046	4,000	4,466,880
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (c)(k)	7.00%	12/01/2021	6,000	6,679,980
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds (b)	5.00%	06/15/2034	15,450	17,596,160
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (d)	5.50%	11/01/2044	4,000	4,264,960
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	4,450	4,805,822
Pennsylvania (State of) Turnpike Commission;
Series 2019 A, RB	5.00%	12/01/2044	5,000	6,172,200
Series 2019 A, RB	5.00%	12/01/2049	7,000	8,588,230
Subseries 2013 B-2, RB (f)	6.00%	12/01/2037	7,000	6,741,980
Subseries 2017 B-1, RB	5.25%	06/01/2047	5,325	6,321,148
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School Inc.); Series 2019 A, RB	5.00%	06/15/2049	1,390	1,469,188
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	3,575	4,002,320
Series 2017, Ref. RB	5.00%	07/01/2049	8,815	9,700,555
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	$ 5,500	$ 6,340,125
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,022,740
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB (c)(k)	6.00%	08/01/2020	500	515,545
Philadelphia (City of), PA Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,326,000
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,625,984
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB (c)(k)	6.63%	12/15/2022	1,500	1,736,325
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB (h)	6.50%	06/15/2033	2,000	2,033,960
Series 2013, RB (h)	6.75%	06/15/2043	8,000	8,135,600
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,070	4,706,711
				164,615,820
Puerto Rico–7.63%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	15,595	15,831,732
Series 2002, RB	5.50%	05/15/2039	29,090	29,604,893
Series 2002, RB	5.63%	05/15/2043	5,415	5,510,845
Series 2005 A, RB (i)	0.00%	05/15/2050	473,480	67,565,596
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS -NATL)(g)	6.00%	07/01/2027	21,000	21,634,410
Series 2003 C-7, Ref. GO Bonds (INS -NATL)(g)	6.00%	07/01/2028	4,500	4,637,790
Series 2009 B, Ref. RB (e)	6.50%	07/01/2037	5,000	3,900,000
Series 2011 A, GO Bonds (e)	5.75%	07/01/2041	2,500	1,806,250
Series 2011 D, Ref. GO Bonds (e)	5.00%	07/01/2020	2,000	1,460,000
Series 2011 E, Ref. GO Bonds (e)	6.00%	07/01/2029	8,400	6,195,000
Series 2012 A, Ref. GO Bonds (e)	5.00%	07/01/2021	2,820	1,889,400
Series 2012 A, Ref. RB (e)	5.13%	07/01/2037	5,325	3,501,188
Series 2012 A, Ref. RB (e)	5.50%	07/01/2039	5,385	3,621,412
Series 2012 A, Ref. RB (e)	5.00%	07/01/2041	10,000	6,400,000
Series 2014 A, RB (e)	8.00%	07/01/2035	22,905	14,201,100
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (f)	6.13%	07/01/2024	16,427	17,782,227
Series 2008 A, RB	6.00%	07/01/2038	25,620	26,004,300
Series 2008 A, RB	6.00%	07/01/2044	21,375	21,695,625
Series 2012 A, RB	5.50%	07/01/2028	2,395	2,541,694
Series 2012 A, RB	5.25%	07/01/2029	5,520	5,802,900
Series 2012 A, RB	5.13%	07/01/2037	6,790	7,087,062
Series 2012 A, RB	5.75%	07/01/2037	4,730	5,055,377
Series 2012 A, RB	5.25%	07/01/2042	41,740	43,670,475
Series 2012 A, RB	6.00%	07/01/2047	1,800	1,919,250
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (e)	5.50%	07/01/2020	$ 50	$ 38,500
Series 2004 PP, Ref. RB (INS -NATL)(g)	5.00%	07/01/2023	755	769,609
Series 2005 SS, Ref. RB (INS -NATL)(g)	5.00%	07/01/2024	5,565	5,685,983
Series 2007 TT, RB (e)	5.00%	07/01/2020	80	61,400
Series 2007 TT, RB (e)	5.00%	07/01/2027	2,350	1,803,625
Series 2007 TT, RB (e)	5.00%	12/31/2049	23,220	17,821,349
Series 2007 VV, Ref. RB (e)	5.50%	07/01/2020	75	57,750
Series 2007 VV, Ref. RB (INS -NATL)(g)	5.25%	07/01/2024	4,560	4,866,569
Series 2007 VV, Ref. RB (INS -NATL)(g)	5.25%	07/01/2030	9,275	9,991,401
Series 2007 VV, Ref. RB (INS -AGM)(g)	5.25%	07/01/2031	20,000	22,525,400
Series 2007 VV, Ref. RB (INS -NATL)(g)	5.25%	07/01/2032	6,275	6,739,977
Series 2008 WW, RB (e)	5.50%	07/01/2038	9,200	7,084,000
Series 2008 WW, RB (e)	5.00%	12/31/2049	13,620	10,453,350
Series 2008 WW, RB (e)	5.50%	12/31/2049	4,220	3,138,625
Series 2010 AAA, RB (e)	5.25%	12/31/2049	3,655	2,805,213
Series 2010 CCC, RB (e)	5.25%	07/01/2026	14,455	11,094,212
Series 2010 CCC, RB (e)	5.25%	07/01/2028	7,600	5,833,000
Series 2010 CCC, RB (e)	5.00%	12/31/2049	325	249,438
Series 2010 DDD, Ref. RB (e)	5.00%	07/01/2022	1,575	1,208,813
Series 2010 DDD, Ref. RB (e)	5.00%	07/01/2023	1,150	882,625
Series 2010 DDD, Ref. RB (e)	5.00%	12/31/2049	11,020	8,457,850
Series 2010 XX, RB (e)	5.25%	07/01/2035	6,699	5,141,482
Series 2010 ZZ, Ref. RB (e)	5.25%	07/01/2024	65	49,888
Series 2010 ZZ, Ref. RB (e)	5.25%	12/31/2049	1,650	1,266,375
Series 2012 A, RB (e)	4.80%	12/31/2049	1,850	1,415,250
Series 2012 A, RB (e)	5.00%	12/31/2049	8,850	6,792,375
Series 2012 A, RB (e)	5.05%	12/31/2049	3,095	2,375,413
Series 2013 A, RB (e)	6.75%	07/01/2036	15,090	11,845,650
Series 2013 A, RB (e)	7.00%	07/01/2040	2,675	2,106,563
Series 2013 A, RB (e)	7.00%	07/01/2043	14,165	11,154,937
Series 2013 A, RB (e)	7.00%	12/31/2049	6,030	4,748,625
Series 2013 A-RSA, RB (e)	7.25%	07/01/2030	2,120	1,682,750
Series 2016 E-1, RB (e)	10.00%	12/31/2049	7,483	6,397,658
Series 2016 E-2, RB (e)	10.00%	07/01/2021	7,483	6,397,661
Series 2016 E-2, RB (e)	10.00%	12/31/2049	3,064	2,620,085
Series 2016 E-4, RB (e)	10.00%	07/01/2022	1,774	1,517,088
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (d)	6.63%	06/01/2026	9,795	10,052,119
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-3, Ref. RB (INS -NATL)(g)	6.00%	07/01/2024	7,970	8,198,022
Series 2007 N, RB (e)	5.00%	07/01/2037	8,900	7,565,000
Series 2009 Q, RB (e)	5.63%	07/01/2039	2,000	1,735,000
Series 2011 S, RB (e)	6.00%	07/01/2041	19,375	16,565,625
Series 2012 U, Ref. RB (e)	5.25%	07/01/2042	18,860	14,097,850
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2007 A, RB (i)	0.00%	08/01/2041	$ 410	$ 56,392
Series 2007A, RB (i)	0.00%	08/01/2041	1,245	62,275
Series 2007A, RB (i)	0.00%	08/01/2044	15,801	1,132,562
Series 2007A, RB (i)	0.00%	08/01/2045	350	25,048
Series 2018 A-1, RB (i)	0.00%	07/01/2024	5,943	5,211,120
Series 2018 A-1, RB (i)	0.00%	07/01/2027	4,712	3,753,956
Series 2018 A-1, RB (i)	0.00%	07/01/2029	1,927	1,427,464
Series 2018 A-1, RB (i)	0.00%	07/01/2031	2,484	1,700,621
Series 2018 A-1, RB (i)	0.00%	07/01/2033	2,796	1,776,131
Series 2018 A-1, RB	4.50%	07/01/2034	26,944	28,800,711
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	4,233,055
Series 2018 A-1, RB (i)	0.00%	07/01/2046	140,915	37,253,612
Series 2018 A-1, RB (i)	0.00%	07/01/2051	156,905	30,761,225
Series 2018 A-1, RB	4.75%	07/01/2053	3,898	4,033,744
Series 2018 A-1, RB	5.00%	07/01/2058	49,806	52,333,709
Series 2019 A-2, RB	4.33%	07/01/2040	53,787	54,660,501
Series 2019 A-2, RB	4.54%	07/01/2053	314	319,033
Series 2019 A-2, RB	4.78%	07/01/2058	32,184	33,196,509
				825,350,299
Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	32,000
South Carolina–0.05%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB (h)	5.75%	06/15/2049	2,000	2,232,160
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	1,037,050
Series 2013, RB	5.13%	05/01/2048	2,000	2,078,780
Series 2017, Ref. RB	5.00%	05/01/2042	250	268,215
				5,616,205
Tennessee–0.60%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	13,718,380
Chattanooga (City of), TN Health, Educational and Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2044	2,000	2,154,760
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	277,748
Series 2017 A, Ref. RB	5.63%	01/01/2046	250	276,495
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB (h)	6.00%	04/01/2038	15,625	17,397,344
Series 2018 A, RB (h)	6.25%	04/01/2049	9,155	10,243,346
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	2,140	2,142,825
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	16,635,128
Series 2016 A, Ref. RB (h)	5.00%	09/01/2031	750	773,317
Series 2016 A, Ref. RB (h)	5.00%	09/01/2037	1,145	1,165,896
				64,785,239
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–8.91%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB (d)(e)	6.50%	11/01/2029	$ 9,265	$ 93
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB (c)(k)	7.65%	08/15/2020	2,500	2,610,000
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,348,651
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,095,900
Austin (City of), TX; Series 2019 B, RB (d)	5.00%	11/15/2048	14,500	17,555,150
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (c)(k)	6.20%	07/01/2020	2,000	2,057,380
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, RB (d)	7.00%	01/01/2039	3,585	3,591,094
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB (c)(k)	5.25%	07/01/2022	7,100	7,831,513
Series 2012, Ref. RB (c)(k)	5.50%	07/01/2022	13,410	14,876,518
Brazoria County Industrial Development Corp.; Series 2019, RB (d)	7.00%	03/01/2039	7,400	7,945,454
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	7,568,987
Celina (City of), TX;
Series 2015, RB	5.38%	09/01/2028	550	569,443
Series 2015, RB	5.50%	09/01/2032	250	258,508
Series 2015, RB	5.88%	09/01/2040	1,000	1,033,940
Central Texas Regional Mobility Authority; Series 2011, RB (c)(k)	6.75%	01/01/2021	17,500	18,529,000
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, RB (c)(k)	5.75%	08/15/2021	1,130	1,214,852
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,105,500
Series 2015, RB	5.75%	08/15/2045	8,000	8,770,800
Series 2018 D, RB	5.75%	08/15/2033	6,190	6,907,050
Series 2018 D, RB	6.00%	08/15/2038	14,250	15,935,062
Series 2018 D, RB	6.13%	08/15/2048	23,250	25,995,360
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB (c)(k)	6.25%	12/01/2020	5,000	5,247,350
Grand Parkway Transportation Corp.;
Series 2013 A, RB	5.50%	04/01/2053	10,000	11,219,300
Series 2013 B, RB (f)	5.85%	10/01/2048	17,000	18,020,340
Series 2013 B, RB (b)	5.25%	10/01/2051	24,405	27,526,644
Series 2013 B, RB	5.00%	04/01/2053	42,060	46,648,746
Grand Prairie Housing Finance Corp.;
Series 2003, RB	7.63%	01/01/2020	110	110,091
Series 2003, RB (e)(q)	7.63%	01/01/2020	345	27,600
Series 2003, RB	7.75%	01/01/2034	6,770	6,947,577
Series 2003, RB (e)(j)(q)	7.75%	01/01/2034	3,595	287,600
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,749,484
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,878,500
Hopkins (County of), TX Hospital District;
Series 2008, RB	6.00%	02/15/2033	2,500	2,506,475
Series 2008, RB	6.00%	02/15/2038	5,155	5,167,578
Houston (City of), TX;
Series 2011 A, Ref. RB (b)	5.25%	11/15/2031	18,360	19,083,384
Series 2015 B-1, RB (d)	5.00%	07/15/2030	24,605	27,598,690
Series 2015 B-1, RB (d)	5.00%	07/15/2035	21,545	24,034,525
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB (d)	6.63%	07/15/2038	14,000	14,928,060
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (d)	5.00%	07/01/2029	11,750	13,099,370
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (c)(k)	6.88%	05/15/2021	$ 790	$ 853,769
Series 2011, RB (c)(k)	6.50%	05/15/2021	500	537,676
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB (h)	5.60%	08/15/2045	4,420	4,802,816
Leander Independent School District;
Series 2014 C, GO Bonds (CEP -Texas Permanent School Fund)(c)(i)(k)	0.00%	08/15/2024	121,355	31,286,944
Series 2014 D, Ref. GO Bonds (CEP -Texas Permanent School Fund)(c)(i)(k)	0.00%	08/15/2024	425	213,711
Series 2014 D, Ref. GO Bonds (CEP -Texas Permanent School Fund)(i)	0.00%	08/15/2037	3,645	1,796,292
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase);
Series 2015, RB	5.13%	09/15/2028	500	518,890
Series 2015, RB	5.38%	09/15/2035	400	415,108
Series 2015, RB	5.50%	09/15/2040	765	793,710
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (d)(h)	6.50%	12/01/2033	10,460	10,819,301
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (d)(h)	4.63%	10/01/2031	22,150	23,984,463
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	1,725	1,647,237
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	2,200	2,283,512
Series 2016, Ref. RB	5.00%	07/01/2046	16,195	16,549,347
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. RB (h)	5.00%	08/15/2046	2,500	2,550,875
Series 2017 A, RB (h)	5.00%	08/15/2037	2,000	2,048,320
Series 2017 A, RB (h)	5.13%	08/15/2047	2,085	2,131,329
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	4,750	4,998,995
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	3,000	3,254,880
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB	6.50%	01/01/2043	4,325	4,724,111
Series 2013, RB	6.50%	01/01/2048	5,675	6,190,006
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,465,027
Series 2016 A, RB	5.50%	11/15/2046	2,975	3,167,215
Series 2016 A, RB	5.50%	11/15/2052	2,350	2,490,318
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,097,890
Series 2018, Ref. RB	5.25%	10/01/2049	9,940	10,942,648
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.50%	01/01/2049	1,000	1,069,230
Series 2019, Ref. RB	5.00%	01/01/2050	590	623,011
Series 2019, Ref. RB	5.00%	01/01/2055	2,200	2,306,216
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB (h)	5.50%	08/15/2035	845	960,224
Series 2015 A, RB (h)	5.75%	08/15/2045	2,015	2,279,852
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB (c)(k)	5.25%	06/01/2022	2,100	2,306,766
North Texas Tollway Authority;
Series 2011 B, RB (c)(i)(k)	0.00%	09/01/2031	15,500	7,765,345
Series 2019 A, Ref. RB	4.00%	01/01/2044	13,315	14,838,635
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, RB (c)(d)(h)	7.25%	02/13/2020	71,500	72,035,535
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	7.50%	11/15/2034	2,350	2,783,152
Series 2014 A, RB	7.75%	11/15/2044	3,600	4,257,432
Series 2014 A, RB	8.00%	11/15/2049	5,000	5,956,750
San Juan (City of), TX Higher Education Finance Authority (Idea Public Schools); Series 2010 A, RB (c)(k)	6.70%	08/15/2020	1,000	1,038,060
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (d)(e)(j)	8.00%	07/01/2038	37,110	9,277,500
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	$ 8,800	$ 9,490,272
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (e)	5.63%	12/31/2049	1,500	1,050,000
Series 2007, RB (e)	5.75%	12/31/2049	2,500	1,750,000
Series 2014, RB (e)	5.63%	12/31/2049	3,250	2,275,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	3.88%	11/15/2022	365	365,325
Series 2017, RB	4.50%	11/15/2023	1,905	1,906,886
Series 2017, RB	6.63%	11/15/2037	1,745	2,030,220
Series 2017, RB	6.75%	11/15/2047	13,125	15,219,356
Series 2017, RB	6.75%	11/15/2052	1,465	1,693,716
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,185	1,186,884
Series 2007, RB	5.75%	02/15/2029	1,600	1,602,032
Series 2009 A, RB	8.00%	02/15/2038	12,350	12,449,911
Series 2017A, RB	6.38%	02/15/2048	16,125	17,871,499
Series 2017A, RB	6.38%	02/15/2052	31,045	34,327,388
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home); Series 2017, RB	6.38%	02/15/2041	8,755	9,754,296
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, RN (h)	10.00%	03/15/2023	4,250	5,001,910
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, RB (e)	4.13%	11/15/2038	1,775	17,750
Series 2017 A, RB (e)	4.38%	11/15/2049	595	5,950
Series 2017 A, RB (e)	4.63%	11/15/2049	3,125	31,250
Series 2017 A, RB (e)	4.88%	11/15/2055	7,000	70,000
Series 2017 A, RB (e)	5.00%	11/15/2059	13,000	130,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, RB	8.25%	11/15/2044	6,815	6,474,250
Series 2009 A, RB	8.25%	12/31/2049	5,775	5,486,250
Series 2009 B, RB (c)(r)	7.75%	11/15/2044	1,245	1,182,750
Texas (State of); Series 2019, RAN	4.00%	08/27/2020	20,000	20,417,800
Texas (State of) Transportation Commission;
Series 2019, RB (i)	0.00%	08/01/2051	6,000	1,406,820
Series 2019, RB (i)	0.00%	08/01/2052	6,000	1,326,780
Series 2019, RB (i)	0.00%	08/01/2053	1,000	209,120
Texas (State of) Veterans Land Board; Series 2011C, VRD Ref. GO Bonds (p)	1.00%	06/01/2042	1,345	1,345,000
Texas (State of) Water Development Board;
Series 2019 A, RB	4.00%	10/15/2044	12,860	14,595,328
Series 2019 A, RB	4.00%	10/15/2049	15,000	16,945,500
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	16,555	19,266,709
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, RB	5.00%	12/15/2031	10,000	10,836,000
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (d)	5.00%	12/31/2055	12,135	13,509,410
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	25,575	26,434,320
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	13,415	13,475,099
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB (d)	6.75%	06/30/2043	17,450	20,192,791
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (d)	7.00%	12/31/2038	4,000	4,680,040
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, RB	5.80%	08/15/2040	$ 1,000	$ 1,019,340
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, RB (c)(k)	6.88%	02/15/2020	1,455	1,471,369
Series 2010 A, RB (c)(k)	7.13%	02/15/2020	1,810	1,831,123
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB	7.00%	12/01/2034	2,975	2,982,170
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	4,185	4,315,823
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB (c)(k)	7.00%	11/01/2020	2,005	2,108,518
Series 2010, RB	7.00%	11/01/2030	135	140,554
				964,826,176
Utah–0.42%
Salt Lake City Corp. Airport Revenue;
Series 2018 A, RB (b)(d)	5.00%	07/01/2043	14,750	17,560,760
Series 2018 A, RB (b)(d)	5.00%	07/01/2048	11,250	13,314,713
Utah (County of), UT (Renaissance Academy); Series 2007 A, RB (h)	5.63%	07/15/2037	2,565	2,567,539
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB (h)	5.00%	06/15/2050	2,000	2,096,560
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, RB	5.38%	07/15/2030	1,650	1,667,902
Series 2010 A, RB	5.63%	07/15/2040	710	717,001
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, RB	6.25%	07/15/2030	1,250	1,276,188
Series 2010, RB	6.38%	07/15/2040	2,500	2,552,600
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/2022	365	381,005
Series 2012, RB	6.30%	07/15/2032	850	908,667
Series 2012, RB	6.55%	07/15/2042	2,000	2,140,200
				45,183,135
Virgin Islands–0.44%
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,600	4,608,832
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,624,525
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,918,133
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	5,950	5,961,186
Series 2010 A, RB	5.00%	10/01/2025	12,575	12,654,600
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,510,950
Series 2012 A, RB	5.00%	10/01/2032	5,730	5,751,488
				48,029,714
Virginia–1.40%
Ballston Quarter Communities Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,743,302
Series 2016 A, RB	5.50%	03/01/2046	10,000	10,649,800
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2049	2,500	2,712,025
Series 2019 A, RB	5.25%	01/01/2054	2,000	2,184,360
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	$ 21,035	$ 21,092,005
Series 2007 B-2, RB (f)	5.20%	06/01/2046	3,000	3,017,010
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB (d)	5.50%	01/01/2042	20,775	22,570,791
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (d)	5.00%	01/01/2040	40,550	43,132,630
Virginia (State of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (d)	5.00%	12/31/2052	17,150	19,595,590
Series 2017, RB (d)	5.00%	12/31/2056	6,750	7,687,980
Virginia Beach Development Authority (Westminster-Canterbury);
Series 2018, Ref. RB	5.00%	09/01/2040	1,750	2,019,430
Series 2018, Ref. RB	5.00%	09/01/2044	2,215	2,543,905
Series 2018, Ref. RB	4.00%	09/01/2048	4,390	4,731,762
Virginia Small Business Financing Authority (Transform 66 P3 Project); Series 2017, RB (d)	5.00%	12/31/2047	6,350	7,283,450
				150,964,040
Washington–1.88%
Greater Wenatchee (City of), WA Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	6,908,630
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,183,720
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,851,336
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,840,358
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. GO Bonds	6.75%	12/01/2031	500	531,270
Series 2011, Ref. GO Bonds	7.00%	12/01/2040	4,000	4,243,320
King (County of), WA Sewer Revenue; Series 2011 B, Ref. RB (b)	5.00%	01/01/2034	38,540	40,111,661
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB (d)	5.00%	04/01/2030	19,500	21,266,700
Skagit (County of), WA Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2010, RB	6.00%	12/01/2030	3,160	3,284,472
Series 2010, RB	5.75%	12/01/2035	6,000	6,206,040
Washington (State of);
Series 2019 A, GO Bonds (b)	5.00%	08/01/2042	9,000	11,022,570
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	3,500	4,199,685
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	3,500	4,192,440
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	10,970	13,051,119
Series 2018, RB (b)	5.00%	07/01/2048	27,000	32,276,340
Washington (State of) Health Care Facilities Authority (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2044	3,000	3,232,140
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB (h)	5.00%	07/01/2036	1,460	1,590,407
Series 2016 A, Ref. RB (h)	5.00%	07/01/2046	1,700	1,829,200
Series 2016 A, Ref. RB (h)	5.00%	07/01/2051	9,650	10,362,170
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (h)	7.00%	07/01/2045	2,150	2,352,573
Series 2015 A, RB (h)	7.00%	07/01/2050	1,500	1,637,520
Series 2015 B-1, RB (h)	5.50%	01/01/2024	3,415	3,417,288
Washington (State of) Housing Finance Commission (Judson Park); Series 2018, Ref. RB (h)	5.00%	07/01/2048	1,650	1,778,849
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB (h)	5.00%	01/01/2046	2,250	2,485,620
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB (h)	5.00%	01/01/2051	8,650	9,534,289
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB (h)	5.00%	01/01/2049	1,500	1,637,130
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB (h)	5.00%	07/01/2041	$ 2,000	$ 2,143,280
Series 2016, Ref. RB (h)	5.00%	07/01/2046	1,000	1,065,640
				203,235,767
West Virginia–0.65%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,200,221
Series 2013, Ref. RB (Acquired 02/15/2008; Cost $988,497)(e)(h)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB (h)	5.75%	06/01/2042	16,000	16,069,600
Series 2019 B, Ref. Tax Improvement RB (h)	7.50%	06/01/2042	6,140	6,152,341
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	5,650	6,115,956
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (h)	5.75%	06/01/2043	6,000	6,653,640
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (d)(h)	7.25%	02/01/2036	10,965	11,104,255
Series 2018, RB (d)(h)	8.75%	02/01/2036	4,500	4,644,990
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (e)	6.00%	10/01/2020	720	421,200
Series 2008, RB (e)	6.50%	10/01/2038	14,000	8,190,000
Series 2008, RB (e)	6.75%	10/01/2043	13,150	7,692,750
				70,744,953
Wisconsin–4.82%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (h)	6.25%	08/01/2027	11,000	12,532,960
Series 2017, RB (h)	6.75%	08/01/2031	22,090	26,315,596
Series 2017, RB (h)	6.50%	12/01/2037	25,000	29,901,750
Series 2017, RB (h)	6.75%	12/01/2042	12,270	14,513,324
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	4,492,877
Series 2019 A, RB	5.75%	12/01/2048	6,863	7,509,840
Public Finance Authority (KU Campus Development Corporation — Central District Development Project); Series 2016, RB (b)	5.00%	03/01/2041	24,000	28,018,800
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (h)	5.25%	06/15/2049	5,775	5,924,053
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB (d)(h)	7.13%	06/01/2041	12,100	13,539,658
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB (h)	5.50%	12/01/2048	76	76,078
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. RB (d)	5.25%	04/01/2030	4,000	4,406,120
Public Finance Authority (Southminster);
Series 2018, RB (h)	5.00%	10/01/2043	2,500	2,769,950
Series 2018, RB (h)	5.00%	10/01/2048	3,000	3,315,510
Series 2018, RB (h)	5.00%	10/01/2053	5,515	6,079,515
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (h)	5.00%	03/01/2052	500	545,055
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 B, RB (d)	5.75%	11/01/2037	4,000	4,012,360
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,190	3,433,684
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB (e)(j)	7.15%	12/31/2049	745	108,025
Series 2008, RB (e)(j)	7.25%	12/31/2049	1,000	145,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	$ 2,000	$ 2,212,860
Series 2017, Ref. RB	5.00%	08/01/2037	5,770	6,231,485
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	38,800	45,299,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2037	860	930,374
Series 2017, Ref. RB	5.00%	06/01/2041	955	1,028,191
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,128,581
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	2,268,588
Series 2019, Ref. RB	5.00%	11/01/2054	4,000	4,287,280
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,629,853
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2019, Ref. RB	4.00%	12/15/2049	5,000	5,442,300
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2013, RB (c)(k)	7.00%	08/01/2020	6,500	6,746,935
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (h)	6.25%	10/01/2031	2,475	2,727,301
Series 2017 A, RB (h)	6.85%	10/01/2047	20,735	22,743,807
Series 2017 A, RB (h)	7.00%	10/01/2047	1,250	1,380,450
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (h)	7.00%	12/01/2050	21,000	25,131,330
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB (h)	5.00%	06/01/2036	4,225	4,542,044
Series 2016 A, RB (h)	5.13%	06/01/2048	8,000	8,538,560
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (h)	6.25%	11/01/2028	2,525	2,849,841
Series 2017 A, RB (h)	6.85%	11/01/2046	31,015	35,176,593
Series 2017 A, RB (h)	5.75%	12/31/2049	1,440	1,498,594
Series 2017 B, RB (e)(h)	8.50%	11/01/2046	8,000	7,600,000
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB (h)	6.13%	02/01/2048	5,535	5,777,710
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, RB (h)	7.00%	06/01/2020	125	127,616
Series 2011 A, RB (h)	7.75%	06/01/2028	7,980	8,719,666
Series 2011 A, RB (h)	8.00%	06/01/2035	10,150	11,102,476
Series 2011 A, RB (h)	8.25%	06/01/2046	4,000	4,383,680
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB (h)	6.25%	01/01/2038	5,500	5,718,680
Series 2018 A-1, RB (h)	6.38%	01/01/2048	16,520	17,199,137
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB (h)	5.25%	05/15/2037	1,000	1,128,800
Series 2017 A, Ref. RB (h)	5.25%	05/15/2042	1,230	1,376,518
Series 2017 A, Ref. RB (h)	5.25%	05/15/2047	1,225	1,366,340
Series 2017 A, Ref. RB (h)	5.25%	05/15/2052	3,300	3,671,976
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (d)	7.25%	06/01/2035	6,965	7,840,640
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group);
Series 2019, Ref. RB (h)	5.00%	09/01/2039	775	847,377
Series 2019, Ref. RB (h)	5.00%	09/01/2049	1,450	1,573,293
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	$ 17,025	$ 19,924,187
Series 2018 A, RB	5.35%	12/01/2045	27,500	32,099,375
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB (h)	6.00%	11/15/2049	2,500	2,747,175
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,661,692
Series 2015, Ref. RB	5.88%	04/01/2045	6,400	7,119,488
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB	5.50%	10/01/2022	305	322,605
Series 2012 A, RB	6.00%	10/01/2032	1,475	1,609,830
Series 2012 A, RB	6.20%	10/01/2042	1,300	1,412,398
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB (h)	5.00%	12/01/2031	7,830	8,483,335
Series 2016, RB (h)	5.25%	12/01/2039	8,685	9,367,641
				521,615,757
Wyoming–0.06%
West Park Hospital District (West Park Hospital);
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,184,280
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,153,062
				6,337,342
Total Municipal Obligations (Cost $11,170,111,180)					11,982,974,822
U.S. Dollar Denominated Bonds & Notes–0.00%
Texas–0.00%
Sears Tyler Methodist Retirement Corp. (j)	2.00%	02/25/2048	135	0
Texas Pellets, Inc./German Pellets Texas LLC (h)(j)	8.00%	07/30/2027	116	115,721
Total U.S. Dollar Denominated Bonds & Notes (Cost $115,721)					115,721
TOTAL INVESTMENTS IN SECURITIES(s)–110.71% (Cost $11,170,226,901)					11,983,090,543
FLOATING RATE NOTE OBLIGATIONS–(11.47)%
Notes with interest and fee rates ranging from 1.58% to 2.02% at 11/30/2019 and contractual maturities of collateral ranging from 11/01/2023 to 10/15/2057(t)				(1,241,875,000)
OTHER ASSETS LESS LIABILITIES–0.76%					82,497,462
NET ASSETS –100.00%					$10,823,713,005
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Fund.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $324,557,893, which represented 3.00% of the Fund’s Net Assets.
(f)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $1,719,131,991, which represented 15.88% of the Fund’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $76,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security subject to crossover refunding.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(p)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(q)	Restructured security not accruing interest income. The aggregate value of these securities at November 30, 2019 was $315,200, which represented less than 1% of the Fund’s Net Assets.
(r)	Interest rate is redetermined periodically based on current market interest rates. The rate shown is the rate in effect on November 30, 2019.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Fund’s investments with a value of $2,138,429,535 are held by TOB Trusts and serve as collateral for the $1,241,875,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	3,764	March-2020	$(486,908,688)	$549,762	$549,762

(a)	Futures contracts collateralized by $5,375,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$11,920,443,804	$62,531,018	$11,982,974,822
U.S. Dollar Denominated Bonds & Notes	—	—	115,721	115,721
Investments Matured	—	10,368,262	1,125,427	11,493,689
Total Investments in Securities	—	11,930,812,066	63,772,166	11,994,584,232
Other Investments - Assets*
Futures Contracts	549,762	—	—	549,762
Total Investments	$549,762	$11,930,812,066	$63,772,166	$11,995,133,994

*	Unrealized appreciation.
Invesco High Yield Municipal Fund